Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.84%(a)
Alabama–3.20%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$ 8,650	$ 9,141,719
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB(b)(c)(d)	5.00%	01/01/2025	12,750	14,872,602
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(e)	5.75%	10/01/2049	8,500	10,253,076
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB(f)	5.50%	01/01/2028	1,390	956,989
Series 2007, RB(f)	5.50%	01/01/2043	21,290	14,607,895
Series 2008 A, RB(f)	6.88%	01/01/2043	4,470	3,055,828
Series 2011 A, RB(f)	7.50%	01/01/2047	2,600	1,774,667
Series 2012 A, RB(f)	5.63%	01/01/2042	6,575	4,509,353
Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(g)(h)	6.50%	10/01/2038	7,000	7,196,837
Series 2013 C, Wts. (INS - AGM)(g)(h)	6.60%	10/01/2042	11,700	11,994,088
Series 2013 F, Revenue Wts.(g)	7.50%	10/01/2039	27,640	28,390,874
Series 2013 F, Revenue Wts.(g)	7.75%	10/01/2046	95,055	97,673,413
Series 2013 F, Revenue Wts.(g)	7.90%	10/01/2050	64,150	65,919,462
Lower Alabama Gas District (The); Series 2016 A, RB(d)	5.00%	09/01/2046	24,000	36,546,425
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR(i)	4.50%	05/01/2032	20,303	21,623,366
Series 2019 A, Ref. IDR(i)	5.25%	05/01/2044	22,300	25,641,285
				354,157,879
Alaska–0.34%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution);
Series 2017 A, RB	5.50%	10/01/2046	505	616,997
Series 2017 A, RB(d)	5.50%	10/01/2046	22,000	26,879,079
Northern Tobacco Securitization Corp.;
Series 2006 B, RB(j)	0.00%	06/01/2046	27,225	6,025,728
Series 2006 C, RB(j)	0.00%	06/01/2046	20,860	4,345,754
				37,867,558
American Samoa–0.15%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	16,521,115
Arizona–2.17%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2019, RB(i)	5.00%	07/01/2049	1,000	1,151,842
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(i)	6.00%	07/01/2037	13,845	17,116,784
Series 2017, Ref. RB(i)	6.00%	07/01/2047	19,510	23,719,905
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(i)	5.13%	07/01/2037	1,180	1,340,169
Series 2017 D, Ref. RB(i)	5.00%	07/01/2051	3,300	3,736,767
Series 2017 G, Ref. RB(i)	5.00%	07/01/2037	1,105	1,274,733
Series 2017 G, Ref. RB(i)	5.00%	07/01/2051	1,000	1,132,354
Series 2017-A, Ref. RB(i)	5.38%	07/01/2050	6,000	6,781,403
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019 A, IDR(i)	5.00%	07/15/2039	2,650	3,046,397
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2043	3,250	3,325,771
Series 2019 A, RB	4.50%	01/01/2049	4,500	4,261,697
Series 2019 A, RB	5.00%	01/01/2054	1,250	1,266,532
Series 2019 B, RB	5.00%	01/01/2034	1,730	1,763,327
Series 2019 B, RB	5.00%	01/01/2035	1,820	1,850,167
Series 2019 B, RB	5.00%	01/01/2049	2,125	2,072,131
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(i)	5.70%	07/01/2047	$ 9,730	$ 11,008,155
Series 2016, RB(i)	5.80%	07/01/2052	4,920	5,576,957
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(i)	5.25%	07/01/2052	500	515,457
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(i)	5.00%	07/01/2054	6,210	6,537,282
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(i)	5.00%	06/01/2031	6,000	6,401,203
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(i)	5.25%	12/15/2038	1,015	1,163,550
Series 2018 A, RB(i)	5.50%	12/15/2048	2,265	2,596,593
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(i)	5.00%	12/15/2049	500	570,086
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	14,170	16,475,815
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,589,024
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	2,066,870
Series 2017, Ref. RB	5.00%	11/15/2040	1,485	1,595,336
Series 2017, Ref. RB	5.00%	11/15/2045	9,390	10,030,299
Series 2018, RB	5.00%	11/15/2053	5,970	6,417,403
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(i)	5.00%	07/01/2054	1,950	2,243,058
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(i)	5.00%	07/01/2036	2,475	2,777,237
Series 2016, Ref. RB(i)	5.00%	07/01/2047	1,525	1,683,560
Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $3,666,031)(k)	5.50%	11/15/2034	3,695	3,781,018
Series 2014, Ref. RB (Acquired 11/06/2014; Cost $6,015,000)(k)	5.75%	11/15/2040	6,015	6,156,264
Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(i)	5.00%	07/01/2045	3,515	3,843,810
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	2,125	2,322,920
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	1,800	1,967,650
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,937,908
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(i)	6.75%	07/01/2044	5,250	6,070,624
Phoenix (City of), AZ Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, RB	5.63%	07/01/2042	2,770	2,846,965
Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,460	1,461,512
Series 2006, RB	5.80%	12/01/2036	4,385	4,386,357
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(i)	5.38%	06/15/2035	2,370	2,601,349
Series 2015, Ref. RB(i)	5.63%	06/15/2045	3,500	3,831,422
Series 2017, RB(i)	4.13%	06/15/2029	1,500	1,523,531
Series 2017, RB(i)	5.00%	06/15/2047	1,000	1,018,393
Series 2019, Ref. RB(i)	5.00%	06/15/2052	2,150	2,284,526
Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(i)	5.50%	05/01/2040	1,125	1,205,097
Series 2020, Ref. RB(i)	5.75%	05/01/2050	5,000	5,358,664
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	3,000	3,298,466
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(i)	5.00%	07/01/2049	1,500	1,607,461
Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(i)	7.00%	07/01/2045	3,242	3,254,732
Series 2016 B, Ref. RB(l)	2.07%	07/01/2045	1,735	520,607
Series 2016 C, Ref. RB(l)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(i)	7.00%	09/01/2037	3,358	3,363,967
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Sundance Community Facilities District (Assessment District No. 2); Series 2003, RB(i)	7.13%	07/01/2027	$ 427	$ 427,511
Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	108	108,093
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.25%	12/01/2042	4,225	4,284,702
Series 2012 A, Ref. RB	6.25%	12/01/2046	4,100	4,155,294
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(i)	6.13%	10/01/2047	2,800	3,060,920
Series 2017 A, RB(i)	6.13%	10/01/2052	2,800	3,052,854
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, RB	5.75%	07/01/2033	3,000	3,261,463
Series 2013, RB	6.00%	07/01/2043	3,625	3,939,140
				241,031,439
Arkansas–0.15%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(e)(i)	4.50%	09/01/2049	15,000	16,577,860
California–11.99%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities); Series 2012 A, Ref. RB	5.00%	07/01/2047	6,000	6,180,944
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(d)(m)	5.00%	04/01/2027	21,000	26,286,324
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	1,172,020
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,075	1,256,079
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	13,780	2,737,484
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(j)	0.00%	06/01/2046	25,000	6,062,543
California (State of);
Series 2020, GO Bonds(d)	3.00%	03/01/2046	8,195	8,821,082
Series 2020, GO Bonds(d)	4.00%	03/01/2046	3,500	4,163,677
Series 2020, GO Bonds	3.00%	03/01/2050	1,315	1,409,062
Series 2020-XM0848, Ctfs.(d)	3.00%	03/01/2050	4,000	4,286,122
Series 2020-XM0849, Ctfs.(d)	4.00%	03/01/2040	10,000	12,055,408
Series 2020-XM0849, Ctfs.(d)	4.00%	03/01/2050	5,250	6,217,972
Series 2021, GO Bonds	3.00%	12/01/2043	1,000	1,092,089
Series 2021, GO Bonds	3.00%	12/01/2046	2,000	2,162,865
Series 2021, GO Bonds	3.00%	12/01/2049	1,500	1,616,170
California (State of) Community Housing Agency (Excelsior Charter Schools);
Series 2020 A, RB(i)	5.00%	06/15/2050	1,540	1,684,849
Series 2020 A, RB(i)	5.00%	06/15/2055	1,030	1,123,932
California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(d)	5.25%	04/01/2040	6,255	9,511,157
Series 2014 U-6, RB(d)	5.00%	05/01/2045	15,000	23,002,928
Series 2021, Ref. RB	5.00%	04/01/2051	13,830	22,209,011
California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.25%	10/01/2055	2,500	4,111,004
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(d)	5.00%	11/01/2047	10,000	15,157,592
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	1,500	1,697,336
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(i)	5.00%	11/01/2036	1,500	1,733,954
Series 2016 A, RB(i)	5.00%	11/01/2046	1,500	1,705,025
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(i)	6.63%	01/01/2032	1,000	1,011,272
Series 2012, RB(i)	6.88%	01/01/2042	1,500	1,514,452
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, RB	5.75%	07/01/2030	5,040	5,265,328
Series 2012 A, RB	6.00%	07/01/2042	5,355	5,581,563
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(h)	5.00%	05/15/2052	$ 1,375	$ 1,709,358
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(e)	4.00%	07/15/2029	15,960	18,524,995
California (State of) Pollution Control Finance Authority;
Series 2012, RB(e)(i)	5.00%	07/01/2037	13,500	14,265,256
Series 2012, RB(e)(i)	5.00%	11/21/2045	20,710	21,883,959
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/26/2017; Cost $9,847,500)(e)(f)(i)(k)	7.00%	12/01/2027	9,925	4,962,500
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(i)	5.00%	11/21/2045	11,650	13,951,894
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(i)	5.00%	11/15/2036	1,000	1,147,403
Series 2021, RB(i)	5.00%	11/15/2051	1,000	1,114,278
Series 2021, RB(i)	5.00%	11/15/2056	1,000	1,108,097
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	3,430	3,992,257
Series 2017, Ref. RB	5.00%	10/15/2047	10,170	11,647,116
California (State of) Public Works Board;
Series 2021 B, RB	4.00%	05/01/2040	1,000	1,225,444
Series 2021 B, RB	4.00%	05/01/2041	1,500	1,832,972
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,280,378
California (State of) School Finance Authority (Aspire Public School);
Series 2016, Ref. RB(b)(c)(i)	5.00%	08/01/2025	215	255,210
Series 2016, Ref. RB(i)	5.00%	08/01/2046	2,285	2,567,488
California (State of) School Finance Authority (New Designs Charter School);
Series 2012, RB	5.50%	06/01/2042	5,000	5,133,344
Series 2019 A, RB(i)	5.00%	06/01/2040	750	838,754
Series 2019 A, RB(i)	5.00%	06/01/2050	1,060	1,172,505
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(i)	5.00%	06/01/2049	750	815,500
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2011, RB(b)(c)	7.25%	11/01/2021	1,500	1,543,917
Series 2011, RB(b)(c)	7.50%	11/01/2021	5,500	5,666,717
Series 2014 A, RB	6.13%	11/01/2033	1,560	1,737,885
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(i)	6.75%	06/01/2045	6,700	7,268,179
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,527,180
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(i)	5.00%	06/01/2036	4,250	4,862,176
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	3,000	3,406,626
Series 2016 A, RB(i)	5.25%	12/01/2056	55,945	63,141,642
Series 2018, RB(i)	5.25%	12/01/2043	5,510	6,530,028
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(i)	5.25%	07/01/2052	1,450	1,565,735
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB(b)(c)	6.00%	10/01/2022	2,895	3,117,995
Series 2012, RB(b)(c)	6.00%	10/01/2022	1,785	1,922,495
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,132,040
Series 2006 A, RB(j)	0.00%	06/01/2046	181,950	39,084,607
Series 2006 C, RB(i)(j)	0.00%	06/01/2055	50,000	4,820,740
California Educational Facilities Authority(d)	5.00%	10/01/2032	8,745	12,239,392
City of Los Angeles Department of Airports; Series 2018-XX1082, Class B, Revenue Ctfs.(d)(e)(m)	5.25%	05/15/2048	26,000	32,259,269
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	$ 855	$ 868,253
Series 2008, RB	6.75%	09/01/2028	2,550	2,591,295
Series 2008, RB	6.88%	09/01/2038	4,440	4,509,759
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(b)(c)	6.00%	01/15/2024	20,000	23,034,744
Series 2014 A, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2036	61,010	43,617,556
Series 2014 A, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2037	20,000	13,847,452
Series 2014 A, Ref. RB(g)	6.85%	01/15/2042	5,000	6,047,541
Series 2014 C, Ref. RB(b)(c)	6.50%	01/15/2024	10,750	12,353,288
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB	5.30%	06/01/2037	47,000	48,993,698
Series 2007 B, RB(j)	0.00%	06/01/2047	99,705	22,194,004
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	38,170	39,529,925
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	40,470	41,911,869
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(j)	0.00%	06/01/2036	173,915	65,467,154
Series 2007 D, RB(j)	0.00%	06/01/2057	46,635	3,918,259
Series 2007 F, RB(i)(j)	0.00%	06/01/2057	99,650	5,431,613
Kern Community College District; Series 2020 C, GO Bonds	3.00%	08/01/2046	10,000	10,757,396
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	165	166,501
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(e)	5.00%	05/15/2046	5,000	6,402,347
Los Angeles Department of Water; Series 2012 B, RB(d)	5.00%	07/01/2043	66,530	69,872,960
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	11,995	14,350,175
National (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB(b)(c)	7.00%	08/01/2021	4,750	4,804,024
Regents of the University of California; Series 2014 AM, RB(b)(d)	5.00%	05/15/2044	34,545	38,849,383
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2048	7,000	7,620,794
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2036	7,650	5,457,727
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2037	13,130	9,075,575
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2038	13,515	9,065,600
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2039	13,895	9,022,057
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2040	14,280	8,976,922
Series 2011 D, GO Bonds (INS - AGM)(h)(j)	0.00%	08/01/2041	14,080	8,562,601
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB(b)(c)	7.50%	12/01/2021	21,980	22,767,965
Series 2011, RB(b)(c)	8.00%	12/01/2021	9,875	10,250,982
San Diego (County of), CA Regional Airport Authority; Series 2017 B, RB(e)	5.00%	07/01/2047	2,000	2,417,008
San Diego Unified School District; Series 2019 B, GO Bonds	3.25%	07/01/2048	3,815	4,137,075
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(g)	5.25%	07/01/2042	10,000	9,512,594
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB(j)	0.00%	08/01/2036	5,710	2,556,463
Series 2013 C, RB(j)	0.00%	08/01/2038	2,000	784,063
Series 2013 C, RB(j)	0.00%	08/01/2043	17,000	4,926,894
San Francisco Community College District; Series 2020 A, GO Bonds	3.00%	06/15/2045	8,225	8,760,456
San Joaquin Hills Transportation Corridor Agency;
Series 2014 B, Ref. RB	5.25%	01/15/2044	7,000	7,914,001
Series 2014 B, Ref. RB	5.25%	01/15/2049	11,000	12,409,650
San Jose (City of), CA;
Series 2017 A, Ref. RB(d)(e)(m)	5.00%	03/01/2041	10,000	12,025,709
Series 2017 A, Ref. RB(d)(e)(m)	5.00%	03/01/2047	20,000	23,955,690
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(e)	6.40%	12/01/2041	13,563	13,576,387
Santee School District; Series 2006 D, GO Bonds (INS - AGC)(h)(j)	0.00%	08/01/2038	4,355	3,053,077
Savanna Elementary School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(g)(h)	6.75%	02/01/2052	7,500	8,240,498
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(j)	0.00%	06/01/2036	$ 10,000	$ 4,354,345
Series 2007 A, RB(j)	0.00%	06/01/2047	20,000	4,641,622
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,510,665
Series 2008 A, RB	6.00%	12/01/2033	1,475	1,512,097
Series 2008 A, RB(j)	0.00%	12/01/2045	18,085	5,771,041
Series 2008 A, RB(j)	0.00%	12/01/2046	18,085	5,491,159
Series 2008 A, RB(j)	0.00%	12/01/2047	18,085	5,219,045
Series 2008 A, RB(j)	0.00%	12/01/2048	18,085	4,958,361
Series 2008 A, RB(j)	0.00%	12/01/2049	18,085	4,708,544
Series 2008 A, RB(j)	0.00%	12/01/2050	18,085	4,469,717
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(j)	0.00%	06/01/2046	30,000	6,443,937
Series 2019, Ref. RB	5.00%	06/01/2048	4,500	5,621,879
Series 2019, Ref. RB(j)	0.00%	06/01/2054	19,300	3,747,962
University of California; Series 2017 M, RB(d)	5.00%	05/15/2047	50,890	62,896,768
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	3,430	3,457,752
Victor Valley Union High School District (Election of 2008);
Series 2013 B, GO Bonds(b)(c)(j)	0.00%	08/01/2023	14,550	3,664,493
Series 2013 B, GO Bonds(b)(c)(j)	0.00%	08/01/2023	7,000	1,656,945
Series 2013 B, GO Bonds(b)(c)(j)	0.00%	08/01/2023	15,715	3,494,741
Series 2013 B, GO Bonds(b)(c)(j)	0.00%	08/01/2023	37,560	6,910,131
				1,329,204,763
Colorado–8.14%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	4,200	4,595,041
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	2,007,141
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	15,220,261
Amber Creak Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	483,556
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	1,103,663
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,181,637
Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,659,989
Banning Lewis Ranch Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,699,973
Series 2018 B, GO Bonds	7.75%	12/15/2041	630	669,677
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	5,000	5,444,780
Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	2,185,125
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,390,187
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	541,250
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,438,843
Baseline Metropolitan District No. 1;
Series 2021 A, RB	5.00%	12/01/2042	555	597,553
Series 2021 A, RB	5.00%	12/01/2051	1,000	1,071,530
Series 2021 B, RB	7.50%	12/15/2051	2,195	2,197,906
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,782,064
Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(g)(i)	6.75%	12/01/2049	3,785	3,114,339
Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	943,639
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,238,734
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	10,951,492
Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	698,801
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,207,939
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(g)	7.50%	12/01/2048	7,075	5,199,933
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds(g)	7.50%	12/01/2049	30,465	20,949,595
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	$ 6,408	$ 6,453,057
Broomfield Village Metropolitan District No. 2;
Series 2003, Ref. GO Bonds	6.25%	12/01/2032	3,330	3,330,000
Series 2021 A-1, Ref. GO Bonds(i)	5.00%	12/01/2049	1,500	1,652,497
Series 2021 A-2, GO Bonds(i)	5.00%	12/01/2049	740	793,716
Buffalo Highlands Metropolitan District;
Series 2018 A, Ref. GO Bonds	5.25%	12/01/2038	1,000	1,078,394
Series 2018 A, Ref. GO Bonds	5.38%	12/01/2048	1,750	1,881,885
Series 2018 B, Ref. GO Bonds	7.63%	12/15/2046	1,226	1,258,803
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	3,230	3,439,398
Canyons Metropolitan District No. 5;
Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,854,878
Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	5,017,984
Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,656,360
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	7,375	8,108,902
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2018, Ref. RB	5.25%	12/01/2048	5,550	5,974,440
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	3,442	3,515,618
Citadel on Colfax Business Improvement District;
Series 2020 A, RB	5.35%	12/01/2050	2,900	3,158,110
Series 2020 B, RB	7.88%	12/15/2050	465	482,532
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	4,000	4,425,187
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	637,435
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,490,569
Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	522,960
Clear Creek Transit Metropolitan District No. 2;
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	1,096,561
Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,169,019
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,500	2,647,760
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	1,510	1,514,962
Series 2008, RB	6.50%	07/01/2038	1,000	1,003,042
Series 2013, RB	7.45%	08/01/2048	2,245	2,486,589
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2011, RB	6.38%	01/01/2041	1,615	1,651,183
Colorado (State of) Health Facilities Authority (Commonspirit Health);
Series 2019 A, Ref. RB	5.00%	08/01/2038	5,000	6,261,302
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	11,800	13,368,458
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community); Series 2017 B, RB	5.00%	05/15/2048	1,500	1,578,949
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(d)	5.00%	01/01/2044	21,000	23,124,751
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(i)	5.75%	12/01/2035	1,650	1,703,308
Series 2015 A, Ref. RB(i)	6.13%	12/01/2045	2,300	2,384,340
Series 2015 A, Ref. RB(i)	6.25%	12/01/2050	4,070	4,231,157
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.20%	07/01/2022	100	100,068
Series 2007 A, RB	5.25%	07/01/2027	3,260	3,261,259
Series 2007 A, RB	5.30%	07/01/2037	3,985	3,925,516
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2020 A, Ref. RB	4.00%	07/15/2038	350	416,753
Series 2020 A, Ref. RB	4.00%	07/15/2039	800	1,047,771
Series 2020 A, Ref. RB	4.00%	07/15/2040	500	658,647
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	14,614	15,842,710
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	13,000	14,041,953
Series 2020 B, GO Bonds(i)	7.50%	12/15/2050	3,495	3,571,918
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.88%	12/01/2046	13,500	14,694,485
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(g)	6.00%	12/01/2047	$ 30,920	$ 26,139,289
Series 2019 A-2, GO Bonds(g)	6.25%	12/01/2048	15,075	13,290,435
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	2,119,906
Copperleaf Metropolitan District No. 6;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,000	2,148,043
Subseries 2018 B, GO Bonds	7.50%	12/15/2048	820	865,775
Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,236,628
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	616	646,809
Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	3,555	3,885,086
Series 2018 A, GO Bonds	5.75%	12/01/2048	9,665	10,524,759
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,720,340
Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	3,010	3,238,431
Denver (City & County of), CO;
Series 2018 A, RB(d)(e)	5.00%	12/01/2029	24,580	31,126,728
Series 2018 A, RB(d)(e)	5.00%	12/01/2036	25,865	32,173,290
Series 2018 A, Ref. RB(d)(e)	5.25%	12/01/2043	17,500	21,766,680
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2032	43,840	46,858,375
Denver (City of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,177,573
Series 2016, Ref. RB	5.00%	12/01/2040	250	289,869
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,303,436
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,966,358
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,504,582
Douglas (County of), CO Sierra Ridge Metropolitan District No. 2; Series 2016 B, GO Bonds	7.63%	12/15/2046	1,500	1,553,220
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	1,024,184
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(i)	5.00%	12/01/2051	2,000	2,171,328
Series 2021 B, GO Bonds(i)	8.00%	12/15/2051	1,905	1,920,388
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	3,274,549
Evan’s Place Metropolitan District;
Series 2020 MDD, GO Bonds	5.00%	12/01/2040	550	611,878
Series 2020 MDD, GO Bonds	5.00%	12/01/2050	1,585	1,746,468
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(i)	6.00%	12/01/2049	2,970	3,174,635
Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	980,584
Fourth Street Crossing Business Improvement District; Series 2019 B, RB	8.00%	12/15/2049	700	731,974
Gardens at East Iliff Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,065	2,233,286
Series 2019 A, GO Bonds	8.50%	12/15/2049	680	703,367
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,133,316
Series 2017 A, RB	5.25%	12/01/2047	1,015	1,073,286
Series 2017 B, RB	7.75%	12/15/2047	1,000	1,048,903
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(g)	6.13%	12/01/2050	3,075	2,677,073
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(i)	5.50%	12/01/2052	5,490	5,913,241
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,550	3,944,749
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	614,608
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,956,637
Haskins Station Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	690	751,857
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,125	1,215,032
Series 2019 B, Ref. GO Bonds	8.75%	12/15/2049	1,328	1,384,550
Hess Ranch Metropolitan District No. 6;
Series 2020 A-1, GO Bonds	5.00%	12/01/2049	5,000	5,471,649
Series 2020 A-2, GO Bonds(g)	5.75%	12/01/2049	9,000	7,150,167
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,956,536
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	$ 834	$ 888,673
Homestead Hills Metropolitan District;
Series 2020 A, GO Bonds(i)	5.00%	12/01/2050	2,220	2,411,341
Series 2020 B, GO Bonds	8.00%	12/15/2050	722	747,774
Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	8,793,127
Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	4,475,558
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	5,270	5,735,149
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	6,910	7,462,472
Johnston (Town of), CO Plaza Metropolitan District;
Series 2016 A, RB	5.25%	12/01/2036	4,000	4,160,282
Series 2016 A, RB	5.38%	12/01/2046	12,000	12,473,614
Johnstown Village Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	2,177,872
Series 2020 B, GO Bonds(i)	7.75%	12/15/2050	711	740,176
Jones District Community Authority Board; Series 2020 A, RB(g)	5.75%	12/01/2050	6,815	5,965,639
Karl’s Farm Metropolitan District No. 2;
Series 2020 A, GO Bonds(i)	5.38%	12/01/2040	640	707,223
Series 2020 A, GO Bonds(i)	5.63%	12/01/2050	1,615	1,781,472
Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	2,850	3,181,685
Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	4,062,476
Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,700	2,907,329
Series 2018 A, GO Bonds	5.25%	12/01/2047	4,970	5,331,769
Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,894,700
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,495	1,602,930
Leyden Rock Metropolitan District No. 10;
Series 2016 B, GO Bonds	7.25%	12/15/2045	500	517,927
Series 2017 C, Ref. GO Bonds	10.75%	12/15/2049	1,025	1,057,328
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,190	1,325,156
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	668,130
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	259,842
Meadowbrook Crossing Metropolitan District;
Series 2020 A, Ref. GO Bonds(i)	5.25%	12/01/2049	3,355	3,675,770
Series 2020 B, Ref. GO Bonds(i)	7.75%	12/15/2049	494	524,081
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	4.88%	12/01/2040	525	570,248
Series 2020 A, GO Bonds	5.13%	12/01/2050	755	824,465
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	635,166
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,530,529
Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	6.75%	02/01/2022	55	55,008
Series 2003 A, RB	7.00%	02/01/2025	800	800,033
Series 2003 A, RB	7.00%	02/01/2038	6,200	6,193,136
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	1,062,408
Neu Towne Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,410,732
Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	570	618,670
North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,358,373
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,073,415
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.50%	12/01/2034	8,340	9,083,619
Seires 2018 A-2, RB	5.85%	12/01/2048	9,000	9,776,393
Series 2018 A-1, RB	5.38%	12/01/2034	5,650	6,136,885
Series 2018 A-1, RB	5.75%	12/01/2048	3,850	4,173,344
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	$ 3,270	$ 3,493,952
Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	5,209,807
Series 2017 B, GO Bonds	7.75%	12/15/2047	2,830	2,975,862
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	8,147,412
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	3,000	3,171,421
Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,889,836
Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(i)	5.00%	12/01/2051	2,320	2,552,543
Series 2021 B, GO Bonds(i)	7.63%	12/15/2051	1,652	1,681,141
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,040	1,115,447
Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(i)	4.75%	12/01/2045	5,130	5,806,241
Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,391,103
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	640,368
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	590,093
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(l)	6.50%	12/01/2035	1,000	500,000
RM Mead Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2050	4,370	4,768,180
Series 2020 B, GO Bonds	8.00%	12/15/2050	610	632,726
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,637	1,768,804
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	416,798
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(i)	5.00%	12/01/2041	3,645	3,984,906
Series 2021 A, GO Bonds(i)	5.00%	12/01/2051	7,110	7,707,257
Series 2021 B, GO Bonds(i)	8.25%	12/15/2051	7,200	7,272,309
Sabell Metropolitan District; Series 2020 A, GO Bonds(i)	5.00%	12/01/2050	1,055	1,153,425
Settler’s Crossing Metropolitan District No. 1;
Series 2020 A, GO Bonds(i)	5.00%	12/01/2040	1,000	1,098,554
Series 2020 A, GO Bonds(i)	5.13%	12/01/2050	1,630	1,788,145
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	628,336
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	850,920
Silver Peaks Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	600	650,823
Series 2020 B, GO Bonds	7.00%	12/15/2050	500	508,337
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	3,023,757
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,480,435
Series 2020 B, GO Bonds	8.50%	12/15/2049	1,331	1,393,098
St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,145,434
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	4,127,396
Sterling Ranch Community Authority Board;
Series 2017 B, RB	7.50%	12/15/2047	6,500	6,821,745
Series 2020 B, RB	7.13%	12/15/2050	725	768,509
Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	8,109,034
Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,745,688
Talon Pointe Metropolitan District;
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2039	3,260	3,633,626
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	5,345	5,893,267
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,720,410
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,733,108
Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	830,714
Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,000	1,085,692
Series 2019, GO Bonds	9.00%	12/15/2049	3,140	3,292,267
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2041	$ 1,000	$ 1,129,652
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,960	5,539,894
Series 2021 A-2, GO Bonds(g)	5.50%	12/01/2051	3,000	2,659,040
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds(g)	6.25%	12/01/2049	1,240	1,302,462
University of Colorado; Series 2014 A, RB(b)(c)(d)	5.00%	06/01/2024	16,835	19,205,009
Velocity Metropolitan District No. 5; Series 2020 A-2, GO Bonds(g)	6.00%	12/01/2050	13,100	9,554,413
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch);
Series 2007, GO Bonds(j)	0.00%	12/01/2037	7,962	2,660,568
Series 2007, GO Bonds(j)	0.00%	12/01/2037	75,983	25,485,386
Villages at Johnstown Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	1,020	1,106,527
Series 2020 B, GO Bonds	7.50%	12/15/2050	843	862,038
Vista Ridge Metropolitan District; Series 2006 B, Ref. GO Bonds(b)(c)	9.50%	12/01/2021	1,000	1,063,903
Wagons West Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,685	1,825,442
Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	572,399
Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	17,634,365
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	5.00%	12/01/2050	1,000	1,098,372
Series 2021 A2, GO Bonds(g)	5.75%	12/01/2050	1,000	836,901
Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	4,277,814
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	600	655,045
Series 2019 B, GO Bonds(i)	7.75%	12/15/2049	505	538,725
Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	679,799
				902,208,290
Connecticut–0.23%
Connecticut (State of);
Series 2021 B, GO Bonds	3.00%	06/01/2038	1,850	2,044,250
Series 2021 B, GO Bonds	3.00%	06/01/2039	2,250	2,474,730
Series 2021 B, GO Bonds	3.00%	06/01/2040	2,250	2,469,701
Series 2021 B, GO Bonds	5.00%	06/01/2041	1,250	1,645,619
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	2,365	2,682,510
Series 2019 A, Ref. RB	4.00%	07/01/2049	3,000	3,360,009
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(f)(l)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2050	9,000	9,625,724
				25,254,743
Delaware–0.16%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.); Series 2016 A, RB	5.00%	06/01/2051	2,200	2,380,484
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/2042	1,350	1,383,938
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(i)	5.13%	07/01/2038	8,000	8,968,591
Series 2018, Ref. RB(i)	5.25%	07/01/2048	4,100	4,557,277
				17,290,290
District of Columbia–1.14%
District of Columbia; Series 2014 C, GO Bonds(d)	5.00%	06/01/2038	21,000	23,625,890
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	538,252
Series 2017 A, RB	5.00%	07/01/2037	2,650	2,838,113
Series 2017 A, RB	5.00%	07/01/2052	10,485	11,114,640
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(n)(o)	0.03%	08/15/2038	4,285	4,285,000
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	8,036,892
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(j)	0.00%	06/15/2046	$100,920	$ 21,619,708
Series 2006 C, RB(j)	0.00%	06/15/2055	60,320	5,811,844
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(d)	5.00%	10/01/2023	27,000	30,058,768
Metropolitan Washington Airports Authority;
Series 2010, RB (INS -BAM)(h)(j)	0.00%	10/01/2037	16,935	10,055,532
Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(n)(o)	0.02%	10/01/2039	30	30,000
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	7,500	8,587,519
				126,602,158
Florida–5.69%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB	5.00%	11/15/2024	3,020	3,037,979
Series 2014, RB	5.63%	11/15/2029	1,000	1,007,908
Series 2014, RB	6.00%	11/15/2029	4,000	4,046,966
Series 2014, RB	6.00%	11/15/2034	2,500	2,512,254
Series 2014, RB	6.25%	11/15/2044	22,145	22,150,879
Series 2014, RB	6.38%	11/15/2049	5,130	5,139,986
Alachua (County of), FL Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. RB	8.00%	10/01/2032	1,000	1,088,607
Series 2012 A, Ref. RB	8.00%	10/01/2042	2,500	2,705,611
Series 2012 A, Ref. RB	8.00%	10/01/2046	2,000	2,161,736
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	8.00%	11/15/2031	3,640	3,652,495
Series 2011 A, RB	8.13%	11/15/2041	15,205	15,232,646
Series 2011 A, RB	8.13%	11/15/2046	19,100	19,132,206
Atlantic Beach (City of), FL (Fleet Landing);
Series 2018 A, RB	5.00%	11/15/2043	1,100	1,244,230
Series 2018 A, RB	5.00%	11/15/2048	5,000	5,635,127
Broward (County of), FL; Series 2017, RB(d)(e)(m)	5.00%	10/01/2042	12,045	14,613,359
Buckeye Park Community Development District; Series 2008 A, RB(f)(l)	7.88%	05/01/2038	4,900	2,107,000
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.);
Series 2015, Ref. RB(i)	5.88%	07/01/2040	1,165	1,249,620
Series 2015, Ref. RB(i)	6.00%	07/01/2045	6,000	6,435,770
Series 2015, Ref. RB(i)	6.00%	07/01/2050	5,360	5,738,883
Capital Trust Agency (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB	4.00%	07/01/2038	2,750	1,581,073
Series 2018 A-1, RB	4.00%	07/01/2043	1,000	575,242
Series 2018 A-1, RB	4.13%	07/01/2053	2,000	1,151,028
Series 2018 B, RB	5.00%	07/01/2043	500	204,437
Series 2018 B, RB	5.00%	07/01/2053	1,100	449,018
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(i)	5.00%	07/01/2037	1,000	1,060,451
Series 2017, Ref. RB(i)	5.00%	07/01/2046	600	628,453
Capital Trust Agency (Tallahassee Tapestry);
Series 2015, RB(f)(i)	6.75%	12/01/2035	5,405	1,729,600
Series 2015, RB(f)(i)	7.00%	12/01/2045	2,000	640,000
Series 2015, RB(f)(i)	7.13%	12/01/2050	1,000	320,000
Capital Trust Agency (University Bridge LLC Student Housing); Series 2018 A, RB(i)	5.25%	12/01/2043	15,850	18,448,046
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(i)	5.00%	12/15/2050	1,955	2,132,427
Series 2020, RB(i)	5.00%	12/15/2055	2,845	3,096,167
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB	5.00%	07/01/2048	5,660	3,252,521
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(i)	4.00%	12/01/2028	4,110	4,519,900
Series 2018 A, RB(i)	5.25%	12/01/2058	15,500	17,836,718
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(e)(i)	5.00%	10/01/2049	2,420	2,689,147
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013-09/18/2020; Cost $6,344,335)(f)(i)(k)	8.13%	05/15/2044	$ 6,670	$ 4,535,600
Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $43,950,403)(f)(i)(k)	8.25%	05/15/2049	44,570	30,307,600
Series 2015 A, RB (Acquired 06/30/2015; Cost $345,000)(f)(i)(k)	5.50%	05/15/2025	345	234,600
Series 2015 A, RB (Acquired 06/30/2015; Cost $875,000)(f)(i)(k)	6.25%	05/15/2035	875	595,000
Series 2015 A, RB (Acquired 06/30/2015; Cost $3,000,000)(f)(i)(k)	6.50%	05/15/2049	3,000	2,040,000
County of Broward FL Airport System Revenue; Series 2020-XL0136, Ctfs.(d)(e)	4.00%	10/01/2049	14,000	16,007,022
County of Miami-Dade FL Water & Sewer System Revenue; Series 2019 XX1109, Revenue Ctfs.(d)(m)	4.00%	10/01/2049	17,500	20,652,828
East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,102,916
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, RB(b)(c)	7.25%	10/01/2021	14,000	14,331,199
Florida Development Finance Corp. (Glenridge on Palmer Ranch); Series 2021, Ref. RB	5.00%	06/01/2051	2,500	2,867,488
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(e)(i)	7.38%	01/01/2049	32,000	34,743,584
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(i)(l)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(i)	6.38%	05/15/2037	2,705	2,399,229
Series 2017, Ref. RB(i)(l)	6.38%	05/15/2037	1,265	253,000
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2012 A, RB(i)	6.00%	06/15/2032	4,250	4,406,043
Series 2012 A, RB(i)	6.13%	06/15/2043	4,250	4,388,825
Series 2015, RB(i)	6.13%	06/15/2046	14,035	15,885,971
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/2038	2,375	2,383,752
Series 2012, RB	7.00%	10/01/2026	70	71,098
Series 2012, RB	7.25%	10/01/2041	595	604,010
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(c)(e)(i)	6.25%	01/01/2024	14,410	14,636,514
Series 2019 A, Ref. RB(c)(e)(i)	6.38%	01/01/2026	43,480	44,268,271
Series 2019 A, Ref. RB(c)(e)(i)	6.50%	01/01/2029	6,310	6,412,943
Florida Development Finance Corp. (Waste Pro U.S.A., Inc.); Series 2021, RB(e)	3.00%	06/01/2032	500	522,920
Gramercy Farms Community Development District;
Series 2007 A-1, RB(f)	5.25%	05/01/2039	1,335	3,351
Series 2007 A-2, RB(f)	5.25%	05/01/2039	1,700	4,267
Series 2011, Ref. RB(g)(l)	0.00%	05/01/2039	18,120	9,966,000
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $12,291,739)(k)	6.25%	04/01/2049	13,980	6,731,729
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital); Series 2020, RB	4.00%	08/01/2045	1,500	1,753,312
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	970	971,254
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	10,000	10,857,009
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	6,479,787
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(i)	5.50%	07/15/2048	2,250	2,466,688
Series 2018 A, RB(i)	5.75%	07/15/2053	2,030	2,273,455
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB(b)(c)	5.25%	10/01/2022	4,500	4,799,300
Series 2012, Ref. RB(b)(c)	5.75%	10/01/2022	10,100	10,838,805
Series 2012, Ref. RB(b)(c)	6.50%	10/01/2022	10,000	10,819,823
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/2032	1,880	1,930,097
Series 2012, IDR	5.75%	06/15/2042	3,210	3,288,423
Miami-Dade (County of), FL;
Series 2009, RB(j)	0.00%	10/01/2035	12,000	8,266,242
Series 2009, RB(j)	0.00%	10/01/2042	42,215	22,410,120
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	13,500	16,193,215
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB	6.00%	08/01/2030	$ 135	$ 135,542
Series 2010, Ref. RB	6.13%	08/01/2042	65	65,229
Miami-Dade (County of), FL Water & Sewer System;
Series 2021, RB	3.00%	10/01/2040	2,625	2,904,072
Series 2021, RB	3.00%	10/01/2043	5,065	5,552,215
Series 2021, RB	3.00%	10/01/2051	12,000	12,933,158
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	1,070	1,071,845
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	3,320	3,327,904
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	690	691,643
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	180	180,429
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	690	691,643
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	265	265,631
Orlando (City of), FL; Series 2014 A, RB(b)(c)(d)	5.00%	05/01/2024	20,305	23,122,530
Osceola (County of), FL; Series 2020 A-1, Ref. RB	4.00%	10/01/2054	4,100	4,679,076
Palm Beach (County of), FL Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 A, RB	7.50%	06/01/2049	2,750	2,944,226
Pinellas (County of), FL Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB(b)	6.13%	09/15/2021	160	162,719
Series 2011 A, RB(b)(c)	7.13%	09/15/2021	3,250	3,312,021
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	4,690	5,207,849
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(e)(i)	5.88%	01/01/2033	7,000	7,477,401
Reunion East Community Development District;
Series 2002 A-2, RB(f)(l)	7.38%	05/01/2033	145	1
Series 2005, RB(f)(l)	5.80%	05/01/2036	1,716	17
Series 2015-1, RB	6.60%	05/01/2033	35	36,005
Series 2015-2, RB	6.60%	05/01/2036	1,495	1,529,785
South Broward Hospital District;
Series 2016, Ref. RB	3.00%	05/01/2034	2,535	2,740,735
Series 2016, Ref. RB	3.00%	05/01/2035	1,000	1,081,477
Sterling Hill Community Development District; Series 2003 A, RB(l)(p)	6.20%	05/01/2035	1,375	824,806
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,000	4,482,361
Tampa Bay Water; Series 2001 A, RB (INS - NATL)(d)(h)	6.00%	10/01/2029	13,440	18,712,605
Treeline Preserve Community Development District; Series 2007 A, RB(f)(l)	6.80%	05/01/2039	4,895	2,447,500
				630,491,215
Georgia–0.79%
Atlanta (City of), GA Water & Wastewater Revenue; Series 2015, Ref. RB(d)	5.00%	11/01/2040	37,555	43,738,044
Fulton (County of), GA Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2019 A, Ref. RB(i)	5.00%	04/01/2047	2,740	2,890,449
Series 2019 A, Ref. RB(i)	5.00%	04/01/2054	1,660	1,737,591
George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB(i)	5.00%	01/01/2036	2,000	2,441,294
Series 2021, RB(i)	5.00%	01/01/2054	6,000	7,112,427
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	15,000	18,109,716
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(i)	5.00%	11/01/2037	6,000	6,747,413
Series 2017 A, Ref. RB(i)	5.00%	11/01/2047	4,480	4,955,071
				87,732,005
Guam–0.03%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	3,000	3,420,153
Idaho–0.25%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/2006; Cost $7,640,000)(e)(f)(k)(l)	7.50%	11/01/2024	7,640	0
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–(continued)
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014 A, RB	7.00%	10/01/2024	$ 550	$ 473,608
Series 2014 A, RB	7.38%	10/01/2029	100	86,289
Series 2014 A, RB (Acquired 01/15/2014-09/18/2020; Cost $15,102,830)(k)	8.00%	10/01/2044	17,030	14,785,989
Series 2014 A, RB (Acquired 01/15/2014-05/22/2020; Cost $10,875,298)(k)	8.13%	10/01/2049	12,000	10,425,001
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(i)(j)	0.00%	07/01/2049	9,112	2,046,437
				27,817,324
Illinois–10.09%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	1,925	1,928,650
Bolingbrook (Village of), IL;
Series 2005, RB	6.25%	01/01/2024	2,947	2,843,065
Series 2005, RB	6.00%	01/01/2026	4,500	4,190,985
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	4,251,528
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(i)	6.25%	09/01/2045	4,000	4,395,571
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,549,464
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,435,134
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,392,868
Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,437,788
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,831,056
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,818,669
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2035	10,640	11,996,253
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	422,800
Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	447,359
Series 2011, COP	7.13%	05/01/2025	9,185	9,185,545
Series 2011, COP	7.13%	05/01/2025	9,700	9,700,575
Series 2012 A, GO Bonds	5.00%	01/01/2033	3,500	3,567,528
Series 2014 A, Ref. GO Bonds	5.25%	01/01/2033	3,250	3,540,497
Series 2014, RB(d)	5.00%	01/01/2044	16,755	18,559,051
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	5,011,008
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,254,935
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	64,150	78,088,692
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(l)	7.46%	02/15/2026	2,034	1,541,256
Chicago (City of), IL (Lakeshore East); Series 2003, RB	6.63%	12/01/2022	976	978,947
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(d)(e)	5.00%	01/01/2047	27,500	32,807,646
Series 2017 D, RB(d)(e)	5.00%	01/01/2052	9,960	11,883,051
Chicago (City of), IL Board of Education;
Series 2011 A, GO Bonds	5.00%	12/01/2041	3,315	3,382,277
Series 2012 A, GO Bonds	5.00%	12/01/2042	12,280	12,932,740
Series 2017 H, GO Bonds	5.00%	12/01/2046	3,000	3,533,939
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	4,000	4,807,164
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	19,170	20,482,288
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2016 C, GO Bonds(d)(m)	5.00%	12/01/2045	19,750	23,646,450
Chicago (City of), IL Transit Authority; Series 2014, RB(d)	5.25%	12/01/2049	27,000	31,281,714
Chicago (State of) Board of Education;
Series 2011 A, GO Bonds	5.50%	12/01/2039	13,000	13,299,298
Series 2015 C, GO Bonds	5.25%	12/01/2039	23,310	25,895,594
Chicago O’Hare International Airport; Series 2018 A, Ref. RB(e)	5.00%	01/01/2053	5,000	6,045,516
Cook (County of), IL; Series 2018, RB(d)	5.25%	11/15/2036	7,750	9,847,119
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,536,796
Evanston (City of), IL (Roycemore School); Series 2021, RB(i)	4.63%	04/01/2051	1,250	1,267,976
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	1,379	1,379,811
Gilberts Special Service Area No. 25 (The Conservancy); Series 2018 A, RB(g)	6.00%	03/01/2048	13,121	13,728,194
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, GO Bonds	5.50%	07/01/2027	$ 5,105	$ 5,599,538
Series 2013, GO Bonds	5.25%	07/01/2030	4,965	5,389,691
Series 2013, GO Bonds	5.50%	07/01/2033	1,520	1,653,526
Series 2013, GO Bonds	5.50%	07/01/2038	9,000	9,746,491
Series 2016, GO Bonds	5.00%	11/01/2028	10,700	12,770,325
Series 2016, GO Bonds	4.00%	06/01/2033	3,150	3,460,350
Series 2016, Ref. GO Bonds	5.00%	02/01/2025	4,775	5,529,693
Series 2016, Ref. GO Bonds	5.00%	02/01/2026	4,775	5,676,705
Series 2016, Ref. GO Bonds	5.00%	02/01/2027	12,145	14,738,777
Series 2017 A, GO Bonds	5.00%	12/01/2034	5,125	6,110,247
Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	12,514,912
Series 2017 D, GO Bonds(d)(m)	5.00%	11/01/2023	33,000	36,584,648
Series 2017 D, GO Bonds	5.00%	11/01/2025	21,000	24,843,130
Series 2017 D, GO Bonds	5.00%	11/01/2026	7,500	9,059,488
Series 2017 D, GO Bonds	5.00%	11/01/2027	13,000	16,013,611
Series 2018 A, GO Bonds	6.00%	05/01/2028	6,985	9,126,610
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	11,300,855
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(e)	8.00%	06/01/2032	4,020	4,024,889
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, RB	6.88%	10/01/2043	7,000	7,070,649
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(i)	6.00%	12/01/2045	3,715	4,165,669
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,000	3,444,569
Series 2019 A, Ref. RB	5.00%	11/01/2040	6,660	7,573,912
Series 2019 A, Ref. RB	5.00%	11/01/2049	34,075	38,308,216
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	6,795	7,094,439
Series 2017, Ref. RB	5.25%	05/15/2048	12,770	13,130,705
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(i)	4.75%	08/01/2030	19,975	21,297,275
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(n)	0.04%	12/01/2046	250	250,000
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2018 B, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(n)(o)	0.01%	11/15/2037	13,910	13,910,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	62,915	63,333,471
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(c)	7.00%	08/15/2023	12,210	13,876,788
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	5.25%	05/15/2045	1,850	2,187,923
Series 2015, Ref. RB	5.25%	05/15/2050	4,810	5,688,600
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	810,760
Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,610,707
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	9,188,359
Series 2018 B, Ref. RB(i)	6.13%	04/01/2058	6,000	7,275,893
Series 2019 A, RB(i)	6.13%	04/01/2049	5,000	6,096,475
Series 2019 A, RB(i)	6.13%	04/01/2058	15,350	18,614,159
Illinois (State of) Finance Authority (Rush University Medical Center);
Series 2015 A, Ref. RB	5.00%	11/15/2038	2,500	2,899,845
Series 2015 B, Ref. RB	5.00%	11/15/2039	3,700	4,287,077
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	985	1,004,995
Series 2017, Ref. RB	5.25%	02/15/2037	2,365	2,418,554
Series 2017, Ref. RB	5.25%	02/15/2047	7,500	7,558,158
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. RB	6.88%	10/01/2031	2,595	2,635,031
Series 2011, Ref. RB	7.13%	10/01/2041	1,000	1,014,323
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)	5.25%	04/01/2023	27,000	29,510,986
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	$ 9,210	$ 10,360,263
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	12,018,964
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(i)	5.45%	01/01/2046	5,000	4,807,498
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	12/15/2038	29,950	19,031,302
Series 2012 A, RB	5.00%	06/15/2042	2,000	2,072,109
Series 2012 B, RB(j)	0.00%	12/15/2051	13,165	4,858,239
Series 2012, RB(j)	0.00%	12/15/2050	35,755	13,675,361
Series 2015, RB(j)	0.00%	12/15/2052	31,000	11,038,099
Series 2017 B, Ref. RB(g)	4.95%	12/15/2047	3,000	2,534,424
Series 2017 B, Ref. RB(j)	0.00%	12/15/2054	20,000	6,626,064
Series 2020, Ref. RB	5.00%	12/15/2045	680	837,780
Series 2020, Ref. RB	5.00%	06/15/2050	13,700	16,798,637
Malta (Village of), IL (Prairie Springs); Series 2006, RB(l)(p)	5.75%	12/30/2025	1,800	630,000
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,220	1,351,357
Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	12/15/2040	25,000	14,804,745
Series 2015 A, RB	5.00%	06/15/2053	4,000	4,535,493
Series 2017, RB	5.00%	06/15/2057	10,000	11,835,969
Metropolitan Pier & Exposition Authority (McCormick); Series 2002 A, RB (INS - NATL)(h)(j)	0.00%	06/15/2034	5,000	3,680,507
Metropolitan Water Reclamation District of Greater Chicago; Series 2015 A, GO Bonds(d)	5.00%	12/01/2044	31,000	35,440,028
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	2,068,500
Pingree Grove (Village of), IL (Cambridge Lakes Learning Center); Series 2011, RB(b)(c)	8.50%	06/01/2021	3,290	3,290,000
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(f)(l)	5.80%	03/01/2037	5,615	617,650
Railsplitter Tobacco Settlement Authority; Series 2010, RB(b)(c)	6.00%	06/01/2021	17,050	17,050,000
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2048	15,000	18,560,949
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(e)	5.75%	08/01/2042	1,945	2,013,123
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	735	735,774
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,210	1,268,678
Yorkville (United City of), IL Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	2,975	2,979,144
				1,118,048,478
Indiana–0.64%
Indiana (State of) Finance Authority (CWA Authority); Series 2016 B, Ref. RB	3.00%	10/01/2046	1,790	1,927,068
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	5,785	6,640,039
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2015 A, Ref. RB(d)	5.00%	12/01/2040	15,750	18,185,810
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(i)	5.90%	07/01/2038	1,000	1,084,158
Series 2018 A, Ref. RB(i)	6.00%	07/01/2048	2,750	2,986,014
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	5.00%	06/01/2039	7,145	7,347,857
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,000	3,281,207
Indianapolis (City of), IN (Ritter Affordable Assisted Living); Series 2014, RB (Acquired 04/25/2014; Cost $5,410,000)(k)	6.90%	12/01/2033	5,410	5,277,692
Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB(e)	6.75%	01/01/2034	10,785	12,177,598
Series 2013, RB(e)	7.00%	01/01/2044	11,000	12,364,502
				71,271,945
Iowa–1.68%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	47,390	51,901,177
Series 2013, Ref. RB(c)	5.25%	12/01/2037	14,010	15,467,714
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2047	4,500	5,085,888
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2038	$ 1,000	$ 1,200,463
Series 2021 A-2, Ref. RB	4.00%	06/01/2039	1,000	1,196,421
Series 2021 A-2, Ref. RB	4.00%	06/01/2040	1,000	1,192,394
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	12,500	14,509,322
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	1,070	1,070,817
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	30,600	35,668,146
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2065	330,500	58,376,909
				185,669,251
Kansas–0.49%
Olathe (City of), KS (West Village Center);
Series 2007, RB	5.45%	09/01/2022	1,140	1,138,341
Series 2007, RB	5.50%	09/01/2026	2,835	2,792,129
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(l)(p)	5.75%	12/01/2025	400	267,458
Series 2006 A, RB(l)(p)	5.88%	12/01/2025	749	501,907
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(l)(p)	5.88%	12/01/2025	900	630,103
University of Kansas Hospital Authority (KU Health System); Series 2004, VRD RB (LOC - U.s. Bank N.A.)(n)(o)	0.01%	09/01/2034	15,000	15,000,000
Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB	7.13%	12/15/2036	1,000	1,070,395
Series 2013 III, Ref. RB	7.38%	12/15/2043	5,000	5,350,686
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	5,296,153
Series 2013 IV-A, RB	6.50%	05/15/2048	11,000	11,668,767
Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,956,676
Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,903,041
Series 2019, Ref. RB	5.00%	05/15/2050	3,265	3,444,497
Wyandotte (County of), KS Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	1,975	2,069,966
				54,090,119
Kentucky–0.70%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	13,245	14,750,325
Series 2016, Ref. RB	5.50%	02/01/2044	12,020	13,313,389
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	7,855	9,375,701
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,622,809
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2041	4,000	4,605,228
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,239,108
Series 2015, Ref. RB	5.75%	11/15/2045	2,350	2,414,798
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,768,908
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB(g)	6.60%	07/01/2039	9,000	10,997,677
Series 2013 C, RB(g)	6.75%	07/01/2043	5,000	6,092,071
Series 2013 C, RB(g)	6.88%	07/01/2046	7,000	8,544,412
				77,724,426
Louisiana–0.61%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,514,434
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,548,779
Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	9,832,557
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption Parish Gomesa); Series 2021, RB(i)	3.88%	11/01/2045	$ 5,875	$ 5,890,901
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron Parish, Louisiana Gomesa) (Green Bonds); Series 2018, RB(i)	5.65%	11/01/2037	4,295	5,074,595
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche Parish Gomesa); Series 2019, RB(i)	3.95%	11/01/2043	4,475	4,741,101
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha) (Green Bonds); Series 2018, Ref. RB(i)	5.38%	11/01/2038	665	771,666
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary Parish Gomesa); Series 2019, RB(i)	4.40%	11/01/2044	3,870	4,195,528
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne Parish Gomesa Project); Series 2018 A, RB(i)	5.50%	11/01/2039	2,465	2,786,929
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (Vermilion (Parish of), LA Gomesa) (Green Bonds); Series 2019, RB(i)	4.63%	11/01/2038	2,080	2,310,438
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(n)(o)	0.03%	07/01/2047	380	380,000
New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(d)(e)(m)	5.00%	01/01/2048	17,750	21,173,187
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010, RB(i)	6.35%	07/01/2040	3,000	3,911,366
				68,131,481
Maine–0.42%
Maine (State of) Health & Higher Educational Facilities Authority; Series 2021 A, Ref. RB (INS - AGM)(h)	4.00%	07/01/2050	700	825,467
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	5,000	5,700,688
Series 2016 A, RB	5.00%	07/01/2046	3,705	4,197,918
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group); Series 2013, RB(b)(c)	5.00%	07/01/2023	16,300	17,912,831
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB(b)(c)	6.75%	07/01/2021	3,425	3,443,367
Series 2011, RB(b)(c)	6.75%	07/01/2021	11,505	11,566,697
Series 2011, RB(b)(c)	7.50%	07/01/2021	2,500	2,514,916
				46,161,884
Maryland–0.45%
Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,241,530
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2032	3,135	3,292,318
Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	743,145
Series 2014, RB	6.10%	02/15/2044	1,420	1,463,610
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,715,245
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.13%	01/01/2036	1,500	1,551,268
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Health System); Series 2020, Ref. RB	4.00%	07/01/2045	1,000	1,166,926
Maryland Economic Development Corp.; Series 2020, RB	4.00%	09/01/2050	4,000	4,583,249
Montgomery (County of), MD; Series 2017 E, VRD GO Bonds(n)	0.01%	11/01/2037	21,000	21,000,000
Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB(i)	5.13%	07/01/2039	1,300	1,454,775
Series 2018, RB(i)	5.25%	07/01/2048	2,100	2,347,213
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 A-1, Ref. RB	5.00%	11/01/2037	1,250	1,346,070
Series 2017 B, RB	5.00%	11/01/2042	4,600	4,922,546
Series 2017 B, RB	5.00%	11/01/2047	500	533,217
				49,361,112
Massachusetts–0.99%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2049	1,750	1,922,748
Series 2019, RB	5.00%	06/15/2054	1,620	1,776,730
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(d)(h)	5.50%	08/01/2030	$ 32,040	$ 44,598,988
Massachusetts (Commonwealth of) Development Finance Agency (GF/Pilgrim, Inc.); Series 1998, RB (Acquired 10/28/1998; Cost $2,755,000)(k)	6.75%	10/01/2028	2,755	2,754,879
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2047	2,700	2,587,554
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(d)	5.50%	07/01/2032	5,015	7,269,678
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(i)	5.00%	07/15/2046	500	591,648
Massachusetts (Commonwealth of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/2030	1,850	1,850,000
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(n)(o)	0.03%	01/01/2037	500	500,000
University of Massachusetts Building Authority; Series 2017 1, RB(d)	5.25%	11/01/2047	36,580	46,283,247
				110,135,472
Michigan–0.95%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	900	997,383
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,872,037
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,663,429
Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. RB (Acquired 09/12/2008; Cost $5,100,000)(f)(k)	7.00%	11/15/2028	5,100	4,845,000
Series 2008, Ref. RB (Acquired 09/12/2008-11/12/2009; Cost $7,281,933)(f)(k)	7.13%	11/15/2043	7,700	7,315,000
Series 2017, RB (Acquired 09/21/2017; Cost $4,930,000)(f)(i)(k)	7.50%	11/15/2044	4,930	4,683,500
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB(b)(c)	5.00%	07/01/2022	12,725	13,399,639
Detroit Community High School;
Series 2005, RB	5.65%	11/01/2025	630	557,793
Series 2005, RB	5.75%	11/01/2030	1,000	790,525
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,590	1,493,607
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. RB	5.63%	11/15/2032	3,500	3,622,485
Series 2012, Ref. RB	5.63%	11/15/2041	4,160	4,287,965
Michigan (State of) Finance Authority;
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2065	20,000	2,620,018
Series 2021, Ref. RB	4.00%	09/01/2046	1,750	2,023,878
Series 2021, Ref. RB	3.00%	09/01/2050	785	818,308
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-4, Ref. RB	5.00%	07/01/2031	7,000	7,956,572
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	4,000	4,543,977
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	8,700	9,868,833
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB(i)	5.00%	07/01/2036	1,970	1,979,564
Series 2016, RB(i)	5.00%	07/01/2046	1,000	968,026
Series 2016, RB(i)	5.00%	07/01/2051	2,000	1,915,968
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB(n)	0.04%	08/15/2030	450	450,000
Michigan Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,350	6,485,309
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(n)(o)	0.03%	03/01/2031	600	600,000
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	6,878,513
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	4,550	4,572,090
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	2,000	1,936,052
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	2,795	2,677,566
				104,823,037
Minnesota–1.33%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	4,038,433
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.00%	07/01/2037	375	402,703
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Bloomington (City of), MN Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, RB	8.00%	12/01/2025	$ 1,260	$ 1,260,930
Series 2010, RB	9.00%	12/01/2035	10,290	10,298,460
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	840	910,322
Series 2015, RB	5.50%	07/01/2040	2,250	2,419,665
Series 2015, RB	5.75%	07/01/2046	2,800	3,017,657
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB	5.70%	04/01/2036	2,000	1,999,888
Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	1,245,731
Minneapolis (City of), MN (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,897,636
Series 2018, RB(i)	4.75%	08/01/2043	600	630,043
Minnesota (State of); Series 2015 A, GO Bonds	5.00%	08/01/2034	13,000	15,415,075
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,453,398
Sartell (City of), MN (Country Manor Campus LLC); Series 2013, RB	5.38%	09/01/2043	5,000	5,117,923
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB(c)(f)(i)	6.00%	07/01/2027	26,750	28,554,526
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	500	527,272
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	810	811,496
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035	2,695	2,914,993
Series 2015, RB	6.25%	10/01/2045	4,275	4,616,659
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project);
Series 2018, RB	5.00%	12/01/2043	4,170	4,723,733
Series 2018, RB	5.13%	12/01/2049	7,560	8,568,991
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(n)	0.03%	10/01/2033	600	600,000
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,166,345
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	4,174,493
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	4,000	4,300,394
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	5,002,998
St. Paul (City of), MN Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, RB	6.38%	09/01/2031	1,000	1,012,455
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,198,296
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	1,024,226
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,517,083
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,335	3,736,489
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	5,069,826
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	5,019,969
Series 2018 B, Ref. RB	6.75%	12/01/2025	510	519,797
West St. Paul (City of), MN (Walker Westwood Ridge Campus);
Series 2017, Ref. RB	5.00%	11/01/2037	400	414,714
Series 2017, Ref. RB	5.00%	11/01/2049	1,275	1,303,286
Series 2017, Ref. RB	4.75%	11/01/2052	375	379,150
				147,265,055
Mississippi–0.63%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(n)	0.01%	06/01/2023	7,000	7,000,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 E, VRD IDR(n)	0.01%	12/01/2030	33,975	33,975,000
Series 2010 H, VRD IDR(n)	0.01%	11/01/2035	21,325	21,325,000
Mississippi Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(i)	4.55%	11/01/2039	2,250	2,481,804
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	5,000	5,296,692
				70,078,496
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–1.60%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB (Acquired 10/24/2002; Cost $1,750,000)(f)(k)(l)	7.00%	05/02/2022	$ 1,750	$ 595,000
Series 2002, RB (Acquired 10/24/2002; Cost $5,250,000)(f)(k)(l)	7.20%	05/01/2049	5,250	1,785,000
Ballwin (City of), MO (Ballwin Town Center); Series 2002 A, Ref. RB(l)	6.50%	10/01/2022	2,330	932,136
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, RB (Acquired 11/12/2009-10/27/2015; Cost $2,534,110)(k)(l)	5.50%	04/01/2022	3,170	760,800
Series 2007 A, RB (Acquired 11/12/2009-10/27/2015; Cost $4,104,120)(k)(l)	5.50%	04/01/2027	6,055	1,453,200
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(n)(o)	0.03%	11/01/2037	495	495,000
Dardenne Town Square Transportation Development District; Series 2006 A, RB(l)(p)	5.00%	05/01/2036	3,190	1,435,500
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(l)(p)	5.75%	12/01/2028	1,250	212,500
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(i)	5.25%	12/01/2048	5,415	5,762,550
Series 2019 B, RB(i)	7.75%	12/15/2048	3,853	4,074,206
Kansas City (City of), MO Industrial Development Authority; Series 2020-XL0150, RB (INS - AGM)(d)(e)(h)	5.00%	03/01/2057	40,000	49,963,516
Kansas City (City of), MO Industrial Development Authority (Brentwood Manor Apartments); Series 2002 B, RB(e)	5.25%	10/15/2038	1,950	1,760,279
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(e)	6.45%	05/01/2040	1,829	1,832,027
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(i)	5.00%	02/01/2050	2,550	2,750,321
Kansas City Industrial Development Authority; Series 2020-XL0156, Ctfs.(d)(e)	4.00%	03/01/2050	15,000	17,162,627
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	11,250	12,375,596
Series 2017, Ref. RB	5.25%	05/15/2037	1,285	1,445,253
Series 2017, Ref. RB	5.25%	05/15/2042	1,000	1,113,162
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB	5.25%	08/15/2039	3,000	3,270,676
Series 2018, Ref. RB	5.00%	08/15/2032	1,020	1,165,052
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(i)	6.00%	06/01/2046	6,170	6,456,925
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	1,225	1,225,779
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(i)	4.25%	12/01/2042	5,460	5,930,341
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB(b)(c)(d)	5.00%	11/15/2021	6,210	6,348,859
Series 2011 B, RB(b)(c)(d)	5.00%	11/15/2021	10,500	10,734,785
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	1,500	1,537,966
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2038	5,500	6,225,458
Series 2018 A, RB	5.13%	09/01/2048	12,345	13,906,065
Series 2018 A, RB	5.13%	09/01/2049	6,475	7,290,977
Series 2018 A, RB	5.25%	09/01/2053	5,500	6,210,998
St. Louis (County of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	1,475	1,477,199
				177,689,753
Montana–0.03%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	1,089,266
Series 2017, Ref. RB	5.25%	05/15/2052	2,320	2,490,317
				3,579,583
Nebraska–0.21%
Central Plains Energy Project (No. 3); Series 2012, RB(q)	5.00%	09/01/2042	21,715	23,007,029
Nevada–0.38%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	2,735	2,738,469
Clark (County of), NV (Stadium Improvement Bonds); Series 2018 A, GO Bonds(d)	5.00%	05/01/2048	16,650	20,383,919
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Director of the State of Nevada Department of Business & Industry (Somerset Academy);
Series 2018 A, RB(i)	5.00%	12/15/2038	$ 1,000	$ 1,116,120
Series 2018 A, RB(i)	5.00%	12/15/2048	3,000	3,300,774
Las Vegas (City of), NV; Series 2016, RB(i)	4.38%	06/15/2035	4,000	4,001,428
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(e)(i)	6.25%	12/15/2037	1,000	996,909
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(i)(j)	0.00%	07/01/2058	37,500	6,284,842
Series 2018 D, Ref. RB(i)(j)	0.00%	07/01/2058	13,000	1,385,203
Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2051	2,000	2,292,418
				42,500,082
New Hampshire–0.15%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(c)(e)(i)	3.75%	07/02/2040	3,470	3,608,464
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(i)	3.63%	07/02/2040	2,130	2,213,137
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB(b)(c)	6.63%	07/01/2021	620	623,236
Series 2011 A, RB(b)(c)	6.88%	07/01/2021	2,125	2,136,521
New Hampshire Business Finance Authority (Convanta); Series 2018 C, Ref. RB(e)(i)	4.88%	11/01/2042	7,500	7,866,583
				16,447,941
New Jersey–4.83%
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.25%	06/15/2027	10,000	11,764,049
Series 2017 B, Ref. RB	5.00%	11/01/2024	13,000	15,014,879
Series 2017 B, Ref. RB	5.00%	11/01/2026	23,695	28,914,383
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB(i)	5.00%	06/15/2049	1,110	1,210,517
Series 2019 A, RB(i)	5.00%	06/15/2054	725	788,411
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(e)	5.25%	09/15/2029	52,065	55,164,794
Series 2000 A, RB(e)	5.63%	11/15/2030	20,000	22,450,460
Series 2012, RB(e)	5.75%	09/15/2027	34,325	35,677,934
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,800	1,885,674
Series 2012 A, RB	6.10%	07/01/2044	4,025	4,197,804
Series 2012 C, RB	5.00%	07/01/2032	1,370	1,417,584
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,645,130
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(e)	5.00%	10/01/2047	7,730	8,913,421
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(e)	5.38%	01/01/2043	22,110	24,778,987
Series 2013, RB(e)	5.63%	01/01/2052	22,695	25,554,604
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - NATL)(h)(j)	0.00%	12/15/2031	46,780	37,962,499
Series 2008 A, RB(j)	0.00%	12/15/2035	13,000	9,183,057
Series 2009 A, RB(j)	0.00%	12/15/2038	63,105	39,960,598
Series 2010 A, RB(j)	0.00%	12/15/2029	2,110	1,794,019
Series 2010 A, RB(j)	0.00%	12/15/2030	8,620	7,100,850
Series 2010 A, RB(j)	0.00%	12/15/2031	15,965	12,754,694
Series 2010 A, RB(j)	0.00%	12/15/2036	45,555	31,042,070
Series 2012 AA, RB(b)	5.00%	06/15/2038	9,000	9,448,837
Series 2013 AA, RB	5.00%	06/15/2044	3,645	3,928,203
Series 2018 A, Ref. RB	5.00%	12/15/2035	4,390	5,468,480
Series 2018 A, Ref. RB	5.00%	12/15/2036	1,200	1,490,877
Series 2019 BB, RB	5.00%	06/15/2044	8,500	10,404,057
Series 2019, RB	5.25%	06/15/2043	10,000	12,439,865
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Series 2019, Ref. RB	5.00%	12/15/2039	$ 6,300	$ 7,868,573
Series 2020 AA, RB	4.00%	06/15/2035	1,500	1,776,720
Series 2020 AA, RB	4.00%	06/15/2036	1,270	1,500,692
Series 2020 AA, RB	4.00%	06/15/2037	3,600	4,241,812
Series 2020 AA, RB	5.00%	06/15/2037	4,000	5,099,986
Series 2020 AA, RB	4.00%	06/15/2050	10,515	11,969,862
Series 2020 AA, RB	5.00%	06/15/2050	5,520	6,848,865
Series 2022 AA, Ref. RB	5.00%	06/15/2035	5,000	6,208,969
Series 2022 AA, Ref. RB	5.00%	06/15/2037	10,100	12,459,652
Series 2022 AA, Ref. RB	5.00%	06/15/2038	5,000	6,155,335
Subseries 2016 A-1, RN	5.00%	06/15/2028	2,000	2,393,533
New Jersey (State of) Turnpike Authority;
Series 2017 B, Ref. RB(d)	5.00%	01/01/2040	11,000	13,356,555
Series 2019 A, RB(d)	5.00%	01/01/2048	23,425	28,778,346
New Jersey Transportation Trust Fund Authority; Series 2012 A, RB(b)	5.00%	06/15/2042	1,000	1,048,798
				535,064,435
New Mexico–0.36%
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. RB	5.50%	07/01/2042	10,000	10,452,720
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	5.00%	07/01/2042	4,625	4,766,602
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,419,229
Series 2019 A, RB	5.00%	07/01/2049	7,050	8,077,035
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. RB (CEP - GNMA)	7.13%	12/15/2027	1,495	1,498,033
Winrock Town Center Tax Increment Development District No. 1;
Series 2015, RB(i)	6.00%	05/01/2040	7,838	8,000,411
Series 2020, RB(i)	8.00%	05/01/2040	5,510	5,670,117
				39,884,147
New York–13.50%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,730	1,730,636
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(j)	0.00%	07/15/2034	14,345	10,327,983
Series 2009, RB(j)	0.00%	07/15/2044	23,805	12,374,551
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,504,988
Series 2017 A, RB	5.00%	08/01/2047	3,790	4,238,408
Series 2017 A, RB	5.00%	08/01/2052	790	881,106
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(e)(i)	5.50%	12/31/2040	13,140	14,229,867
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	10,011,896
Hudson Yards Infrastructure Corp.; Series 2017 A, RB(d)	5.00%	02/15/2039	21,060	25,382,875
Metropolitan Transportation Authority;
Series 2002 D-1, Ref. RB	5.00%	11/01/2027	4,750	5,040,375
Series 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(n)(o)	0.01%	11/01/2032	62,870	62,870,000
Series 2019 D-1, RB	5.00%	09/01/2022	1,520	1,609,453
Series 2020, RB (INS - AGM)(d)(h)(m)	4.00%	11/15/2043	16,025	18,765,147
Series 2020, RB (INS - AGM)(d)(h)(m)	4.00%	11/15/2049	14,615	16,945,689
Series 2020-XM0835, Ctfs. (INS - AGM)(d)(h)	4.00%	11/15/2047	20,000	23,243,512
Series 2020-XX1156, RB(d)(m)	4.00%	11/15/2053	27,500	31,231,643
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.25%	11/15/2056	9,115	10,705,326
Series 2019 C, RB (INS - AGM)(h)	4.00%	11/15/2045	310	361,003
Series 2020 C-1, RB	4.75%	11/15/2045	10,000	12,136,078
Series 2020 C-1, RB	5.00%	11/15/2050	5,000	6,145,227
Series 2020 D1, RB	5.00%	11/15/2044	10,000	12,507,005
Series 2020, Ref. RB	5.00%	11/15/2030	4,000	5,291,564
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	$ 1,000	$ 1,103,856
Series 2019, Ref. RB	5.00%	01/01/2050	11,250	12,301,506
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB (Acquired 12/13/2007-02/28/2018; Cost $7,091,027)(f)(k)	6.50%	01/01/2032	6,866	3,776,437
Series 2014 A, RB (Acquired 03/21/2014; Cost $2,974,606)(f)(k)	6.70%	01/01/2049	4,305	2,367,496
Series 2014 A, RB (Acquired 02/17/2009-08/16/2011; Cost $22,257,185)(f)(k)	6.70%	01/01/2049	22,275	12,251,250
Series 2014 C, RB (Acquired 12/13/2007-03/21/2014; Cost $0)(f)(k)	2.00%	01/01/2049	13,770	1,377,004
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,290	10,415,287
Series 2006 A-3, RB	5.13%	06/01/2046	64,730	65,843,032
Series 2006 B, RB(j)	0.00%	06/01/2046	105,990	25,393,847
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, RB(e)	5.00%	10/15/2027	15,400	15,672,817
One Hundred Sixty-Ninth Series 2011, RB(e)	5.00%	10/15/2028	10,760	10,950,618
Series 2021, Ref. RB(e)	4.00%	07/15/2046	3,090	3,657,650
Two Hundred Series 2017, Ref. RB(d)	5.25%	10/15/2057	20,000	24,041,534
Two Hundred Seventh Series 2018, Ref. RB(d)(e)(m)	5.00%	09/15/2029	22,235	27,936,572
New York (City of), NY;
Series 2012 A-2, VRD GO Bonds(n)	0.01%	10/01/2038	2,400	2,400,000
Series 2014 I-2, VRD GO Bonds(n)	0.01%	03/01/2040	12,450	12,450,000
Series 2015 F, VRD GO Bonds(n)	0.01%	06/01/2044	5,400	5,400,000
Series 2021 F-1, GO Bonds	4.00%	03/01/2040	7,065	8,522,069
Subseries 2015 F-5, VRD GO Bonds(n)	0.01%	06/01/2044	15,525	15,525,000
New York (City of), NY Municipal Water Finance Authority;
Series 2012 BB, RB(d)	5.00%	06/15/2047	16,470	17,627,469
Series 2014 BB, RB(d)	5.00%	06/15/2046	15,050	16,378,522
Subseries 2012 A-1, VRD RB(n)	0.01%	06/15/2044	2,800	2,800,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2042	25,775	27,949,701
Subseries 2012 F-1, RB(d)	5.00%	05/01/2039	14,000	14,577,161
Subseries 2013, RB(d)	5.00%	11/01/2042	17,340	19,161,407
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(n)	0.01%	06/15/2039	15,445	15,445,000
New York (County of), NY Tobacco Trust V;
Series 2005 S-1, RB(j)	0.00%	06/01/2038	65,990	24,173,701
Series 2005 S-2, RB(j)	0.00%	06/01/2050	45,500	7,577,270
Series 2005 S-3, RB(j)	0.00%	06/01/2055	225,000	22,789,485
New York (State of) Dormitory Authority;
Series 2014 C, RB(d)	5.00%	03/15/2041	26,940	30,162,875
Series 2015 C, RB(b)(c)	5.00%	09/15/2025	40	47,736
Series 2018 E, RB(d)	5.00%	03/15/2045	35,050	43,941,873
Series 2020 A, Ref. RB	4.00%	03/15/2037	3,500	4,230,746
Series 2020 A, Ref. RB	4.00%	03/15/2044	9,710	11,508,521
Series 2021 A, Ref. RB	4.00%	03/15/2037	15,000	18,287,820
Series 2021 A, Ref. RB	4.00%	03/15/2038	4,000	4,867,232
Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	5,976,214
Series 2021 A, Ref. RB	4.00%	03/15/2047	9,500	11,268,250
New York (State of) Dormitory Authority (Sales Tax); Series 2015 B-C, RB(b)(d)	5.00%	03/15/2045	49,140	57,274,773
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(n)(o)	0.03%	05/01/2039	450	450,000
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	8,355	8,862,009
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016 A, RB(j)	0.00%	11/15/2047	12,525	5,781,185
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(i)	5.00%	11/15/2044	39,020	43,181,538
Series 2014, Class 2, Ref. RB(i)	5.38%	11/15/2040	2,500	2,820,263
Series 2014, Class 3, Ref. RB(i)	7.25%	11/15/2044	49,000	55,010,933
New York State Dormitory Authority; Series 2020-XM0922, RB (INS - AGM)(d)(h)	3.00%	09/01/2050	14,775	15,449,987
New York State Thruway Authority; Series 2020-XM0831, Ctfs.(d)	4.00%	01/01/2053	15,000	17,250,009
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp.;
Series 2013 A-1, RB	5.00%	03/15/2043	$ 26,175	$ 28,214,765
Series 2013 A-1, RB(d)	5.00%	03/15/2045	46,015	56,860,505
Series 2020 A, RB	4.00%	03/15/2045	1,900	2,246,270
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(e)	5.25%	08/01/2031	9,615	11,484,706
Series 2020, Ref. RB(e)	5.38%	08/01/2036	8,730	10,961,019
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(e)	5.00%	08/01/2026	14,725	14,832,728
Series 2016, Ref. RB(e)	5.00%	08/01/2031	3,775	3,801,703
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(e)	5.00%	01/01/2023	2,000	2,139,433
Series 2018, RB(e)	5.00%	01/01/2028	10,000	12,431,586
Series 2018, RB(e)	5.00%	01/01/2034	4,905	5,951,004
Series 2018, RB(e)	4.00%	01/01/2036	4,500	5,133,216
Series 2018, RB(e)	5.00%	01/01/2036	3,065	3,709,486
Series 2020, RB(e)	5.00%	10/01/2035	3,200	4,114,736
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia);
Series 2020, RB(e)	4.00%	10/01/2030	2,500	3,007,049
Series 2020, RB(e)	5.00%	10/01/2040	8,000	10,114,769
Series 2020, RB(e)	4.38%	10/01/2045	58,000	68,843,552
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(e)	5.00%	07/01/2046	37,950	42,943,840
Series 2016 A, RB(e)	5.25%	01/01/2050	5,420	6,159,953
Series 2018, RB(e)	5.00%	01/01/2022	4,000	4,104,677
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	4.00%	12/01/2041	2,500	2,970,038
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(e)(i)	4.75%	11/01/2042	2,390	2,502,284
Oneida County Local Development Corp. (Hamilton College); Series 2021, Ref. RB	5.00%	07/01/2051	5,000	7,850,664
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(i)(j)	0.00%	08/15/2060	368,350	19,616,627
Suffolk Tobacco Asset Securitization Corp.; Series 2008 B, RB	6.00%	06/01/2048	7,915	7,928,290
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(f)	5.00%	07/01/2027	1,985	992,500
Series 2013 A, RB(f)	5.00%	07/01/2038	5,700	2,850,000
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	20,325	22,400,270
Series 2016 B, Ref. RB	5.00%	06/01/2048	2,500	2,732,379
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(i)	7.00%	06/01/2046	55,500	59,686,060
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	4,331	4,814,213
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	10,783,322
				1,495,953,631
North Carolina–0.74%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(n)	0.01%	01/15/2048	8,330	8,330,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 B, Ref. VRD RB(n)	0.01%	01/15/2038	12,780	12,780,000
North (State of) Carolina Medical Care Commission (Lutheran Services for the Aging); Series 2021, RB	4.00%	03/01/2051	4,250	4,561,479
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(e)	5.00%	06/30/2054	1,000	1,100,946
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(n)	0.02%	12/01/2021	500	500,000
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB	6.25%	07/01/2035	3,750	4,021,422
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2025	29,400	35,200,297
North Carolina Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,185	1,306,652
Series 2018 A, RB	5.00%	10/01/2048	13,080	14,265,773
				82,066,569
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.03%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	5.10%	04/15/2036	$ 1,500	$ 1,596,165
Series 2016, RB	5.20%	04/15/2046	2,000	2,114,205
				3,710,370
Ohio–5.01%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2041	3,800	4,512,201
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-3, RB(b)(c)	6.25%	06/01/2022	21,205	22,504,510
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	10,000	11,576,755
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	104,340	120,954,903
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	223,195	35,950,934
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.75%	01/01/2044	13,900	14,962,160
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(e)	5.38%	09/15/2027	4,190	4,204,044
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(i)	5.00%	06/01/2028	3,795	4,066,184
County of Montgomery OH; Series 2020-XX1133, Ctfs.(d)(m)	4.00%	11/15/2042	16,780	18,803,240
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	26,990	31,718,802
Series 2017, Ref. RB	5.50%	02/15/2052	35,165	41,759,630
Series 2017, Ref. RB	5.00%	02/15/2057	10,000	11,523,975
Series 2017, Ref. RB	5.50%	02/15/2057	15,070	17,857,909
Darke (County of), OH (Wayne Healthcare); Series 2019 A, RB	5.00%	09/01/2049	2,000	2,247,865
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.63%	07/01/2047	7,200	7,229,712
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	1,135,515
Series 2020, Ref. RB	5.25%	11/15/2055	6,300	7,008,919
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center);
Series 2019, RB	5.00%	12/01/2039	715	850,504
Series 2019, RB	5.00%	12/01/2051	2,500	2,923,443
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	34,330	37,004,479
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	2,250	2,365,279
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	5,000	6,217,714
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(b)(c)	6.25%	06/01/2021	5,850	5,850,000
Hickory Chase Community Authority; Series 2019, Ref. RB(i)	5.00%	12/01/2040	1,410	1,535,606
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(n)(o)	0.03%	08/02/2038	135	135,000
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,250,143
Series 2019, Ref. RB	5.13%	12/01/2049	3,545	3,827,441
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 B, Ref. VRD RB (LOC - PNC Bank N.A.)(n)(o)	0.03%	11/15/2045	9,425	9,425,000
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $5,907,933)(i)(k)	6.00%	04/01/2038	7,270	3,500,925
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $1,179,171)(i)(k)	6.25%	04/01/2049	2,115	1,018,427
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,695,515
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	37,060	38,511,733
Series 2013, RB	5.00%	02/15/2048	3,120	3,238,144
Norwood (City of), OH (Cornerstone at Norwood); Series 2006, RB	6.20%	12/01/2031	7,340	7,346,669
Ohio (State of) Air Quality Development Authority; Series 2019, RB(e)(i)	5.00%	07/01/2049	20,250	22,872,950
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(c)	4.25%	09/15/2021	2,000	2,024,878
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(e)(i)	4.50%	01/15/2048	500	568,160
Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,883,822
Series 2015, Ref. RB	5.00%	12/01/2043	6,695	7,126,351
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Southern Ohio Port Authority (Purecycle);
Series 2020 A, RB(e)(i)	6.25%	12/01/2025	$ 6,000	$ 6,506,570
Series 2020 A, RB(e)(i)	6.50%	12/01/2030	10,000	11,364,575
Series 2020 A, RB(e)(i)	7.00%	12/01/2042	10,000	11,327,528
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,468,199
				554,856,313
Oklahoma–1.70%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007; Cost $3,265,000)(k)	6.63%	10/01/2037	3,265	2,612,000
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2027	1,800	1,971,234
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. RB (Acquired 05/03/2012; Cost $1,036,341)(f)(k)(l)	5.75%	01/01/2027	1,025	11,748
Series 2012, Ref. RB (Acquired 05/03/2012-10/30/2013; Cost $4,237,510)(f)(k)(l)	6.00%	01/01/2032	4,191	48,030
Series 2013, Ref. RB (Acquired 06/19/2013-12/02/2016; Cost $5,264,710)(f)(k)(l)	5.75%	01/01/2037	5,379	61,639
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB(d)(m)	5.50%	08/15/2052	33,500	41,357,904
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB (Acquired 02/11/2019-03/06/2019; Cost $9,648,750)(f)(k)	5.00%	08/01/2047	10,500	7,665,000
Series 2017, RB (Acquired 06/07/2018-03/07/2019; Cost $18,706,000)(f)(k)	5.00%	08/01/2052	20,000	14,600,000
Series 2017, RB (Acquired 06/13/2018-06/27/2018; Cost $2,094,363)(f)(k)	5.25%	08/01/2057	2,190	1,598,700
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,300	1,456,277
Oklahoma Development Finance Authority; Series 2018 B, RB(d)(m)	5.50%	08/15/2057	15,210	18,734,282
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(f)	6.88%	11/01/2046	2,469	12,344
Series 2016 A, RB(f)	6.63%	11/30/2049	1,164	5,823
Series 2016 A, RB(f)	7.00%	11/01/2051	2,429	12,145
Series 2016 B-1, RB(f)	5.25%	11/30/2049	1,664	8,318
Tulsa (City of), OK Municipal Airport Trust;
Series 2000 B, Ref. RB(e)	5.50%	06/01/2035	18,625	20,018,928
Series 2001 A, Ref. RB(e)	5.50%	12/01/2035	15,000	16,122,627
Series 2001 B, Ref. RB(e)	5.50%	12/01/2035	51,025	54,843,803
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(c)(e)	5.00%	06/01/2025	6,500	7,282,429
				188,423,231
Oregon–0.13%
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2032	500	560,182
Series 2017 A, Ref. RB	5.00%	11/15/2037	500	555,694
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	3,017,300
Oregon (State of) (Article XI-Q State); Series 2021, GO Bonds	4.00%	05/01/2046	3,500	4,247,909
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/2032	250	259,039
Series 2012, Ref. RB	6.00%	05/15/2042	1,990	2,061,846
Series 2012, Ref. RB	6.00%	05/15/2047	3,250	3,363,890
				14,065,860
Pennsylvania–1.23%
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - McKeesport); Series 2010 B, RB	6.38%	08/15/2035	1,220	1,223,436
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Montour); Series 2010 A, RB	6.75%	08/15/2035	1,100	1,104,066
Allentown Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(i)	6.00%	05/01/2042	5,215	6,565,111
Beaver (County of), PA Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(c)	4.38%	07/01/2022	925	951,779
Chester (County of), PA Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/2032	2,320	2,435,177
Series 2012 A, Ref. RB	5.38%	10/15/2042	4,230	4,423,559
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	$ 1,750	$ 1,907,886
Series 2018, Ref. RB	5.00%	12/01/2043	2,500	2,699,287
Series 2018, Ref. RB	5.00%	12/01/2048	2,500	2,684,104
Series 2019, RB	5.00%	12/01/2054	1,000	1,071,051
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	3,430	3,513,208
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,048	5,070,887
Series 2014 B, RB(g)	7.50%	02/01/2044	1,379	602,141
Series 2014 C, RB(f)	0.00%	02/01/2044	4,122	22,339
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2046	4,000	4,445,738
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(b)(c)	7.00%	12/01/2021	6,000	6,204,205
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(d)	5.00%	06/15/2034	15,450	17,498,726
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC - PNC Bank N.A.)(n)(o)	0.07%	12/01/2025	100	100,000
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(e)	5.50%	11/01/2044	4,000	4,263,153
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	14,200	13,934,893
Pennsylvania (Commonwealth of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC - PNC Bank N.A.)(n)(o)	0.07%	08/01/2026	125	125,000
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2020-XX1134, Ctfs.(d)(m)	5.00%	12/01/2044	5,000	6,357,036
Series 2020-XX1134, Ctfs.(d)(m)	5.00%	12/01/2049	7,000	8,829,074
Subseries 2013 B-2, RB(g)	6.00%	12/01/2037	7,000	7,234,167
Pennsylvania (State of) Turnpike Commission; Series 2016 A-1, RB	5.00%	12/01/2046	3,350	3,999,430
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	1,390	1,506,179
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	4,575	4,911,521
Series 2017, Ref. RB	5.00%	07/01/2049	8,815	9,262,067
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	6,364,052
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,862,453
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,426,093
Philadelphia (State of) Authority for Industrial Development (Mast II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	33,893
				136,631,711
Puerto Rico–10.44%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	6,680	6,721,157
Series 2002, RB	5.50%	05/15/2039	27,590	28,248,852
Series 2002, RB	5.63%	05/15/2043	5,415	5,443,142
Series 2005 A, RB(j)	0.00%	05/15/2050	473,480	74,385,744
Series 2008 B, RB(j)	0.00%	05/15/2057	610,000	31,933,561
Puerto Rico (Commonwealth of);
Series 2001 A, GO Bonds(f)	5.13%	07/01/2031	3,635	3,253,325
Series 2003 A, GO Bonds(f)	5.00%	07/01/2033	1,980	1,772,100
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(h)	6.00%	07/01/2027	21,000	21,661,920
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(h)	6.00%	07/01/2028	4,500	4,645,984
Series 2004 A, GO Bonds(f)	5.00%	07/01/2025	55	49,363
Series 2004 A, GO Bonds(f)	5.00%	07/01/2029	530	475,675
Series 2006 A, GO Bonds(f)	5.25%	07/01/2024	360	324,000
Series 2006 A, GO Bonds(f)	5.25%	07/01/2026	115	103,500
Series 2006 B, Ref. GO Bonds(f)	5.00%	07/01/2035	2,910	2,611,725
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2006, Ref. GO Bonds(f)	5.00%	07/01/2031	$ 2,215	$ 1,979,656
Series 2007 A, GO Bonds(f)	5.00%	07/01/2021	415	372,463
Series 2007 A, GO Bonds(f)	5.00%	07/01/2022	470	421,825
Series 2007 A, GO Bonds(f)	5.00%	07/01/2023	195	175,013
Series 2007 A, GO Bonds(f)	5.00%	07/01/2024	125	112,188
Series 2007 A, GO Bonds(f)	5.00%	07/01/2027	220	197,450
Series 2007 A, GO Bonds(f)	5.25%	07/01/2029	860	774,000
Series 2007 A, GO Bonds(f)	5.25%	07/01/2030	115	103,500
Series 2007 A, GO Bonds(f)	5.25%	07/01/2032	65	58,500
Series 2007 A, GO Bonds(f)	5.25%	07/01/2033	500	450,000
Series 2007 A, GO Bonds(f)	5.25%	07/01/2034	165	148,500
Series 2007 A, GO Bonds(f)	5.00%	12/10/2049	190	168,863
Series 2008 A, Ref. GO Bonds(f)	5.25%	07/01/2025	285	255,431
Series 2009 B, Ref. GO Bonds(f)	6.50%	07/01/2037	6,165	5,633,269
Series 2009 B, Ref. GO Bonds(f)	5.75%	07/01/2038	1,095	964,969
Series 2009 C, Ref. GO Bonds(f)	6.00%	07/01/2039	175	155,531
Series 2011 A, GO Bonds(f)	5.75%	07/01/2041	6,315	5,541,412
Series 2011 E, Ref. GO Bonds(f)	6.00%	07/01/2029	8,400	7,539,000
Series 2011 E, Ref. GO Bonds(f)	5.63%	07/01/2032	225	198,844
Series 2012 A, Ref. GO Bonds(f)	5.00%	07/01/2021	2,820	2,375,850
Series 2012 A, Ref. GO Bonds(f)	5.13%	07/01/2037	12,695	10,520,981
Series 2012 A, Ref. GO Bonds(f)	5.50%	07/01/2039	5,520	4,664,400
Series 2012 A, Ref. GO Bonds(f)	5.00%	07/01/2041	33,980	27,353,900
Series 2014 A, GO Bonds(f)	8.00%	07/01/2035	37,485	30,269,137
Series 2020 C, Ref. GO Bonds(f)	6.00%	07/01/2032	1,225	1,058,094
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	10,437	11,499,905
Series 2012 A, RB	5.50%	07/01/2028	2,395	2,541,892
Series 2012 A, RB	5.25%	07/01/2029	5,520	5,842,161
Series 2012 A, RB	5.00%	07/01/2033	6,000	6,332,353
Series 2012 A, RB	5.13%	07/01/2037	11,975	12,656,106
Series 2012 A, RB	5.75%	07/01/2037	9,230	9,823,519
Series 2012 A, RB	5.25%	07/01/2042	85,865	90,876,081
Series 2012 A, RB	6.00%	07/01/2047	1,800	1,921,048
Series 2020 A, Ref. RB(i)	5.00%	07/01/2047	40,000	46,948,100
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(h)	5.00%	07/01/2023	755	767,260
Series 2007 TT, RB(f)	5.00%	07/01/2023	515	493,113
Series 2007 TT, RB(f)	5.00%	07/01/2026	6,685	6,400,887
Series 2007 TT, RB(f)	5.00%	07/01/2027	2,350	2,250,125
Series 2007 TT, RB(f)	5.00%	07/01/2032	520	476,450
Series 2007 TT, RB(f)	5.00%	07/01/2032	16,285	15,592,887
Series 2007 UU, Ref. RB(f)	0.81%	07/01/2025	4,250	3,745,312
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(f)(r)	0.84%	07/01/2031	2,050	1,806,562
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2024	4,560	4,837,417
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2030	9,275	10,014,512
Series 2007 VV, Ref. RB (INS - AGM)(h)	5.25%	07/01/2031	20,000	23,579,886
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	6,275	6,775,711
Series 2008 WW, RB(f)	5.00%	07/01/2028	13,620	13,041,150
Series 2008 WW, RB(f)	5.50%	07/01/2038	9,685	9,321,812
Series 2008 WW-RSA-1, RB(f)	5.38%	07/01/2023	825	794,063
Series 2008 WW-RSA-1, RB(f)	5.25%	07/01/2033	2,200	2,112,000
Series 2010 AAA, RB(f)	5.25%	07/01/2021	2,355	2,260,800
Series 2010 AAA, RB(f)	5.25%	07/01/2025	840	806,400
Series 2010 AAA, RB(f)	5.25%	07/01/2031	1,350	1,296,000
Series 2010 CCC, RB(f)	5.00%	07/01/2025	325	311,188
Series 2010 CCC, RB(f)	5.25%	07/01/2026	14,455	13,876,800
Series 2010 CCC, RB(f)	5.00%	07/01/2028	960	879,600
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2010 CCC, RB(f)	5.25%	07/01/2028	$ 7,600	$ 7,296,000
Series 2010 CCC-RSA-1, RB(f)	5.00%	07/01/2022	530	507,475
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2021	11,020	10,551,650
Series 2010 DDD, Ref. RB(f)	3.75%	07/01/2022	1,780	1,626,475
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2022	1,575	1,508,063
Series 2010 DDD, Ref. RB(f)	5.00%	07/01/2023	1,150	1,101,125
Series 2010 EEE, RB(f)	6.05%	07/01/2032	895	801,025
Series 2010 XX, RB(f)	4.63%	07/01/2025	620	591,325
Series 2010 XX, RB(f)	5.25%	07/01/2035	6,799	6,527,040
Series 2010 XX, RB(f)	5.25%	07/01/2040	1,340	1,232,800
Series 2010 XX, RB(f)	5.25%	07/02/2040	11,600	11,136,000
Series 2010 XX-RSA-1, RB(f)	5.25%	07/01/2026	385	369,600
Series 2010 YY, RB(f)	6.13%	07/01/2040	1,200	1,074,000
Series 2010 ZZ, Ref. RB(f)	4.38%	07/01/2021	550	524,563
Series 2010 ZZ, Ref. RB(f)	4.50%	07/01/2023	475	453,031
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2024	65	62,400
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2026	225	207,000
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2026	650	624,000
Series 2010 ZZ, Ref. RB(f)	5.00%	07/01/2028	310	296,825
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2021	550	526,625
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2022	345	330,338
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2024	340	325,550
Series 2010 ZZ-RSA-1, Ref. RB(f)	4.63%	07/01/2025	640	610,400
Series 2010 ZZ-RSA-1, Ref. RB(f)	5.00%	07/01/2026	435	416,513
Series 2012 A, RB(f)	4.80%	07/02/2029	2,260	2,155,475
Series 2012 A, RB(f)	5.00%	07/02/2029	3,535	3,384,762
Series 2012 A, RB(f)	5.00%	07/01/2042	25,280	24,205,600
Series 2012 A, RB(f)	5.05%	07/01/2042	3,095	2,963,462
Series 2013 A, RB(f)	7.00%	07/01/2033	6,030	5,932,012
Series 2013 A, RB(f)	6.75%	07/01/2036	15,090	14,807,062
Series 2013 A, RB(f)	7.00%	07/01/2040	2,675	2,631,531
Series 2013 A, RB(f)	7.00%	07/01/2043	20,415	20,083,256
Series 2013 A-RSA, RB(f)	7.25%	07/01/2030	2,120	2,090,850
Series 2016 E-2, RB(f)	10.00%	07/01/2021	9,939	10,125,501
Series 2016 E-2, RB(f)	10.00%	01/01/2022	3,866	3,938,837
Series 2016 E-4, RB(f)	10.00%	07/01/2022	2,593	2,641,827
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, Ref. RB(f)	4.75%	07/01/2038	2,231	1,140,599
Series 2003 G, RB(f)	5.00%	07/01/2033	9,340	4,775,075
Series 2003 G, RB(f)	5.00%	07/01/2042	7,500	3,834,375
Series 2003 H, Ref. RB(f)	5.00%	07/01/2028	180	92,025
Series 2003 H, Ref. RB(f)	5.00%	07/01/2035	175	89,469
Series 2003 H, Ref. RB(f)	5.45%	07/01/2035	4,480	2,290,400
Series 2004 J, RB(f)	4.80%	07/01/2024	220	112,475
Series 2005 K, RB(f)	5.00%	07/01/2021	2,510	1,283,238
Series 2005 K, RB(f)	5.00%	07/01/2022	9,655	4,936,119
Series 2005 K, RB(f)	5.00%	07/01/2023	12,275	6,275,594
Series 2005 K, RB(f)	5.00%	07/01/2026	155	79,244
Series 2005 K, RB(f)	5.00%	07/01/2027	3,585	1,832,831
Series 2007 M, RB(f)	5.00%	07/01/2021	4,120	2,106,350
Series 2007 M, RB(f)	5.00%	07/01/2024	2,565	1,311,356
Series 2007 M, RB(f)	5.00%	07/01/2027	520	265,850
Series 2007 M, RB(f)	5.00%	07/01/2032	4,850	2,479,562
Series 2007 M, RB(f)	5.00%	07/01/2037	530	270,963
Series 2007 M, RB(f)	5.00%	07/01/2046	3,565	1,822,606
Series 2007 N, Ref. RB(f)	5.50%	07/01/2021	2,000	1,022,500
Series 2007 N, Ref. RB(f)	5.50%	07/01/2022	4,790	2,448,887
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2007 N, Ref. RB(f)	5.50%	07/01/2023	$ 3,580	$ 1,830,275
Series 2007 N, Ref. RB(f)	5.50%	07/01/2025	3,130	1,600,213
Series 2007 N, Ref. RB(f)	5.50%	07/01/2026	3,195	1,633,444
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(e)	6.63%	06/01/2026	21,245	21,988,575
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2009 Q, RB(f)	5.63%	07/01/2039	2,000	2,012,500
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2007 M-3, Ref. RB (INS - NATL)(h)	6.00%	07/01/2024	7,970	8,196,029
Series 2007 N, RB(f)	5.00%	07/01/2037	4,150	4,103,312
Series 2011 S, RB(f)	5.75%	07/01/2022	3,115	3,095,531
Series 2011 S, RB(f)	6.00%	07/01/2041	25,640	25,704,100
Series 2012 U, Ref. RB(f)	5.25%	07/01/2042	27,275	25,365,750
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,927	1,642,031
Series 2018 A-1, RB(j)	0.00%	07/01/2031	2,484	1,958,239
Series 2018 A-1, RB(j)	0.00%	07/01/2033	10,296	7,519,885
Series 2018 A-1, RB	4.50%	07/01/2034	10,162	11,186,199
Series 2018 A-1, RB	4.55%	07/01/2040	4,089	4,594,833
Series 2018 A-1, RB(j)	0.00%	07/01/2046	77,342	25,180,128
Series 2018 A-1, RB(j)	0.00%	07/01/2051	285,874	67,604,398
Series 2018 A-1, RB	4.75%	07/01/2053	30,479	34,263,284
Series 2018 A-1, RB	5.00%	07/01/2058	37,864	43,195,515
Series 2019 A-2, RB	4.33%	07/01/2040	55,009	61,033,982
Series 2019 A-2, RB	4.54%	07/01/2053	314	348,274
Series 2019 A-2, RB	4.78%	07/01/2058	25,223	28,340,596
				1,157,530,533
Rhode Island–0.01%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(n)	0.03%	09/01/2043	500	500,000
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	33,375
				533,375
South Carolina–0.06%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(i)	5.75%	06/15/2049	2,000	2,268,778
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	1,015,264
Series 2013, RB	5.13%	05/01/2048	2,000	2,031,767
Series 2017, Ref. RB	5.00%	05/01/2042	250	261,301
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	1,164,692
				6,741,802
Tennessee–0.63%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	13,761,195
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	252,422
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	758,281
Memphis-Shelby (County of), TN Airport Authority; Series 2021 A, RB(e)	5.00%	07/01/2045	1,500	1,914,919
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $14,566,456)(i)(k)	6.00%	04/01/2038	14,875	7,163,172
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $12,782,065)(i)(k)	6.25%	04/01/2049	19,400	9,341,599
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	1,815	1,816,175
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	15,204,280
Series 2016 A, Ref. RB(i)	5.00%	09/01/2031	750	721,460
Series 2016 A, Ref. RB(i)	5.00%	09/01/2037	1,145	1,057,071
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennergy Corp.; Series 2021 A, RB(c)	4.00%	09/01/2028	$ 15,000	$ 17,947,645
				69,938,219
Texas–6.36%
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB(e)(f)(l)	6.50%	11/01/2029	9,265	93
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2046	1,325	1,327,943
Arlington Higher Education Finance Corp. (Newman International Academy); Series 2021, RB	5.00%	08/15/2051	1,000	1,083,459
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	2,000	2,177,219
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, RB(e)	7.00%	01/01/2039	3,450	3,456,771
Board of Regents of the University of Texas System;
Series 2008 B, VRD RB(n)	0.02%	08/01/2025	7,445	7,445,000
Series 2021 A, Ref. RB	3.00%	08/15/2041	5,000	5,654,813
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB(b)(c)	5.25%	07/01/2022	7,100	7,487,606
Series 2012, Ref. RB(b)(c)	5.50%	07/01/2022	13,410	14,178,255
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB(e)	7.00%	03/01/2039	10,700	11,595,401
Series 2019, RB(e)(i)	9.00%	03/01/2039	1,200	1,399,392
Calhoun County Navigation Industrial Development Authority (Max Midstream Texas, LLC); Series 2020 A, RN(e)(i)	7.50%	07/27/2021	14,260	14,260,657
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,158,287
Series 2015, RB	5.75%	08/15/2045	8,000	9,185,844
Series 2018 D, RB	5.75%	08/15/2033	6,190	7,229,944
Series 2018 D, RB	6.00%	08/15/2038	14,250	16,649,080
Series 2018 D, RB	6.13%	08/15/2048	28,950	33,638,186
Grand Parkway Transportation Corp.;
Series 2013 B, RB(b)(c)(d)	5.25%	10/01/2023	24,405	27,311,716
Series 2013 B, RB(g)	5.85%	10/01/2048	17,000	19,545,082
Grand Prairie Housing Finance Corp.;
Series 2003, RB	7.75%	01/01/2034	6,345	6,370,372
Series 2003, RB(f)(l)(s)	7.75%	01/01/2034	3,595	287,600
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	5,651,944
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	9,661,363
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(n)	0.01%	11/01/2041	56,340	56,340,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(n)(o)	0.05%	02/15/2042	285	285,000
Hopkins (County of), TX Hospital District;
Series 2008, RB(b)(c)	6.00%	06/04/2021	2,500	2,500,815
Series 2008, RB(b)(c)	6.00%	06/04/2021	5,155	5,156,680
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(n)(o)	0.03%	05/15/2034	475	475,000
Houston (City of), TX (Continental Airlines, Inc.); Series 2011 A, Ref. RB(e)	6.63%	07/15/2038	16,000	16,150,539
Houston (City of), TX (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(e)	5.00%	07/01/2029	26,355	29,010,482
Houston (City of), TX (United Airlines, Inc.); Series 2020 C, Ref. RB(e)	5.00%	07/15/2027	6,775	8,054,423
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(e)	4.75%	07/01/2024	1,500	1,573,925
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	4.00%	10/01/2051	1,350	1,490,861
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(i)	5.60%	08/15/2045	4,420	4,843,327
Lamar Consolidated Independent School District;
Series 2021, GO Bonds (CEP -Texas Permanent School Fund)	3.00%	02/15/2046	6,000	6,603,970
Series 2021, GO Bonds (CEP -Texas Permanent School Fund)	3.00%	02/15/2051	10,000	10,903,058
Leander Independent School District;
Series 2014 C, GO Bonds(b)(c)(j)	0.00%	08/15/2024	71,355	18,947,179
Series 2014 D, Ref. GO Bonds(b)(c)(j)	0.00%	08/15/2024	3,645	1,912,358
Mission Economic Development Corp. (CarbonLite Recycling LLC); Series 2016, RB (Acquired 10/18/2016; Cost $9,725,000)(e)(i)(k)	6.50%	12/01/2033	9,725	9,725,000
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	21,150	22,424,065
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB	5.00%	07/01/2037	$ 1,610	$ 982,706
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	18,395	18,833,064
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(i)	10.00%	12/01/2025	5,000	5,303,043
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2016 A, Ref. RB(i)	5.00%	08/15/2036	2,500	2,513,091
Series 2017 A, RB(i)	5.00%	08/15/2037	2,000	2,010,267
Series 2017 A, RB(i)	5.13%	08/15/2047	2,085	2,094,895
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,750	9,253,686
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	6,790	7,320,367
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries);
Series 2013, RB	6.50%	01/01/2043	4,325	4,564,401
Series 2013, RB	6.50%	01/01/2048	5,675	5,981,005
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,369,112
Series 2016 A, RB	5.50%	11/15/2046	2,975	2,922,926
Series 2016 A, RB	5.50%	11/15/2052	2,350	2,268,235
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	1,000	1,074,610
Series 2018, Ref. RB	5.25%	10/01/2049	7,940	8,561,074
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(i)	5.50%	08/15/2035	845	965,336
Series 2015 A, RB(i)	5.75%	08/15/2045	2,015	2,294,163
North Texas Tollway Authority; Series 2011 B, RB(b)(c)(j)	0.00%	09/01/2031	15,500	8,638,878
Northwest Independent School District;
Series 2016, Ref. GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2031	1,000	1,152,669
Series 2020-XL0138, Ctfs. (CEP - Texas Permanent School Fund)(d)	4.00%	02/15/2045	10,500	12,679,901
Port Beaumont Navigation District (Jefferson Gulf Coast); Series 2020, Ref. RB(e)(i)	4.00%	01/01/2050	6,125	6,347,001
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	7.50%	11/15/2034	2,350	2,614,338
Series 2014 A, RB	7.75%	11/15/2044	5,100	5,662,290
Series 2014 A, RB	8.00%	11/15/2049	6,000	6,709,185
San Antonio (City of), TX River Authority; Series 2021, RB	3.00%	01/01/2046	3,725	4,011,463
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $37,110,000)(e)(f)(k)(l)	8.00%	07/01/2038	37,110	9,277,500
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	4,550	4,891,275
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (Acquired 07/27/2007; Cost $1,500,000)(f)(k)	5.63%	11/15/2027	1,500	675,000
Series 2007, RB (Acquired 07/27/2007; Cost $2,500,000)(f)(k)	5.75%	11/16/2037	2,500	1,125,000
Series 2014, RB (Acquired 08/14/2014; Cost $3,250,000)(f)(k)	5.63%	11/15/2041	3,250	1,462,500
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	13,125	14,915,674
Series 2017, RB	6.75%	11/15/2052	965	1,091,227
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	1,015	824,706
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(k)	5.75%	02/15/2029	1,600	1,301,405
Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,864,432)(k)	8.00%	02/15/2038	13,350	10,885,210
Series 2017 A, RB (Acquired 12/15/2016-09/17/2020; Cost $26,175,522)(k)	6.38%	02/15/2048	26,895	22,028,651
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,817,357)(k)	6.38%	02/15/2052	25,055	20,530,450
Series 2017, RB (Acquired 11/05/2019; Cost $9,572,315)(k)	6.38%	02/15/2041	8,755	7,162,809
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	1,000	1,153,188
Series 2020, Ref. RB	6.75%	11/15/2051	4,000	4,594,010
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	4,611,971
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	18,637	19,952,052
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(n)	0.09%	05/01/2042	$ 375	$ 375,000
Texas (State of) Transportation Commission;
Series 2019, RB(j)	0.00%	08/01/2051	6,000	1,587,471
Series 2019, RB(j)	0.00%	08/01/2052	6,000	1,498,760
Series 2019, RB(j)	0.00%	08/01/2053	1,000	236,261
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(e)	5.00%	12/31/2055	12,135	13,651,678
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB(e)	6.75%	06/30/2043	17,450	19,812,182
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(e)	7.00%	12/31/2038	4,000	4,566,646
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB	7.00%	12/01/2034	2,870	2,871,161
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	4,185	4,213,502
				704,575,704
Utah–0.79%
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB	4.50%	08/01/2040	1,205	1,368,638
Series 2020 A, RB	5.00%	08/01/2050	6,500	7,391,191
Series 2021, RB(i)	4.00%	08/01/2050	3,000	3,133,943
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 D, VRD RB(n)	0.01%	05/15/2036	27,515	27,515,000
Salt Lake City Corp. Airport Revenue;
Series 2018 A, RB(d)(e)	5.00%	07/01/2043	14,750	17,872,708
Series 2018 A, RB(d)(e)	5.00%	07/01/2048	11,250	13,622,993
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(i)	5.00%	06/15/2050	2,000	2,201,287
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, RB	5.38%	07/15/2030	1,105	1,107,988
Utah (State of) Charter School Finance Authority (Renaissance Academy); Series 2020, Ref. RB(i)	5.00%	06/15/2055	2,080	2,289,182
Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB(b)	5.60%	07/15/2022	250	258,177
Series 2012, RB(b)(c)	6.30%	07/15/2022	850	907,249
Series 2012, RB(b)(c)	6.55%	07/15/2022	2,000	2,139,112
Weber (County of), UT; Series 2000 C, VRD RB(n)	0.01%	02/15/2035	7,795	7,795,000
				87,602,468
Virgin Islands–0.42%
Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/2037	4,600	4,636,081
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital); Series 2009 A-1, RB	5.00%	10/01/2039	12,910	12,939,160
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A-1, RB	5.00%	10/01/2029	3,620	3,628,177
Series 2009 B, Ref. RB	5.00%	10/01/2025	4,460	4,470,074
Series 2010 A, RB	5.00%	10/01/2025	12,575	12,603,403
Series 2010 A, RB	5.00%	10/01/2029	2,500	2,505,647
Series 2012 A, RB	5.00%	10/01/2032	5,730	5,687,275
				46,469,817
Virginia–1.06%
Ballston Quarter Communities Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	1,635	1,547,413
Series 2016 A, RB	5.50%	03/01/2046	10,000	9,178,226
Norfolk (City of), VA; Series 2007, VRD GO Bonds(n)	0.04%	08/01/2037	500	500,000
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2049	4,500	4,776,673
Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB	5.00%	09/01/2040	1,645	1,652,131
Series 2020, RB	5.13%	09/01/2055	1,210	1,185,974
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	$ 21,035	$ 21,143,151
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	3,001,704
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, RB(e)	5.50%	01/01/2042	20,775	21,839,509
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(e)	5.00%	01/01/2040	21,155	21,712,379
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(e)	5.00%	12/31/2049	22,215	26,772,549
Series 2017, RB(e)	5.00%	12/31/2056	2,150	2,580,008
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2040	1,750	2,012,512
				117,902,229
Washington–1.24%
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,312,653
Series 2015 A, RB	6.00%	12/01/2035	2,685	2,975,738
Series 2015 A, RB	6.25%	12/01/2045	6,465	7,182,388
King (County of), WA Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2011, Ref. GO Bonds(b)(c)	6.75%	12/01/2021	500	516,293
Series 2011, Ref. GO Bonds(b)(c)	7.00%	12/01/2021	4,000	4,135,109
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(e)	5.00%	04/01/2030	19,500	20,855,437
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(d)(m)	5.00%	07/01/2048	27,000	32,615,436
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(e)(i)	5.63%	12/01/2040	7,500	8,531,399
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,400	7,449,797
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(i)	5.00%	07/01/2036	1,460	1,563,401
Series 2016 A, Ref. RB(i)	5.00%	07/01/2046	1,700	1,802,818
Series 2016 A, Ref. RB(i)	5.00%	07/01/2051	9,650	10,219,064
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(i)	7.00%	07/01/2045	2,150	2,378,594
Series 2015 A, RB(i)	7.00%	07/01/2050	1,500	1,656,523
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(i)	5.00%	01/01/2031	1,500	1,652,363
Series 2016 A, Ref. RB(i)	5.00%	01/01/2046	6,950	7,491,473
Washington (State of) Housing Finance Commission (Spokane International Academy);
Series 2021 A, RB(i)	5.00%	07/01/2050	1,000	1,129,183
Series 2021 A, RB(i)	5.00%	07/01/2056	1,130	1,264,749
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(i)	5.00%	01/01/2055	4,000	4,417,189
Washington (State of) Housing Finance Commission (Wesley Homes at Lea Hill);
Series 2016, Ref. RB(i)	5.00%	07/01/2041	2,000	2,169,474
Series 2016, Ref. RB(i)	5.00%	07/01/2046	1,000	1,077,923
Washington State Convention Center Public Facilities District; Series 2020, RB(d)(m)	5.00%	07/01/2043	10,970	13,051,497
				137,448,501
West Virginia–0.67%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	3,293,233
Series 2013, Ref. RB(f)(i)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(i)	5.75%	06/01/2042	13,750	15,671,652
Series 2019 B, Ref. RB(i)	7.50%	06/01/2042	6,140	6,833,610
Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB	6.75%	07/01/2045	5,650	5,825,887
Monongalia (County of), WV Commission Excise Tax District;
Series 2021 A, Ref. RB(i)	4.13%	06/01/2043	3,000	3,009,727
Series 2021 B, RB(i)	4.88%	06/01/2043	1,750	1,755,468
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(i)	5.75%	06/01/2043	$ 6,000	$ 6,578,410
Series 2020, Ref. RB(i)	7.50%	06/01/2043	13,205	14,654,301
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(e)(i)	7.25%	02/01/2036	10,965	10,506,361
Series 2018, RB(e)(i)	8.75%	02/01/2036	4,500	4,777,644
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(n)(o)	0.12%	01/01/2034	380	380,000
				73,786,293
Wisconsin–4.80%
Public Finance Authority; Series 2020 A, RB(i)	5.25%	03/01/2045	5,000	5,622,069
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(i)	6.25%	08/01/2027	3,500	3,806,634
Series 2017, RB(i)	6.75%	08/01/2031	15,590	17,451,502
Series 2017, RB(i)	6.50%	12/01/2037	25,000	28,498,992
Series 2017, RB(i)	6.75%	12/01/2042	12,270	14,070,567
Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(i)	5.00%	06/01/2050	1,250	1,359,803
Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(i)	5.75%	10/01/2053	5,000	5,822,685
Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	4,089,437
Series 2019 A, RB	5.75%	12/01/2048	6,863	6,765,051
Public Finance Authority (Kipp Charlotte, Inc.); Series 2020 A, RB(i)	5.00%	10/15/2055	350	384,760
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(d)(m)	5.00%	03/01/2041	24,000	28,333,090
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(i)	5.25%	06/15/2049	5,775	6,301,902
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref. RB(e)(i)	7.13%	06/01/2041	15,375	16,404,944
Public Finance Authority (Minnesota College of Osteopathic Medicine); Series 2019 A-1, RB(f)(i)	5.50%	12/01/2048	76	38,039
Public Finance Authority (Southminster);
Series 2018, RB(i)	5.00%	10/01/2043	500	552,843
Series 2018, RB(i)	5.00%	10/01/2048	6,600	7,271,861
Series 2018, RB(i)	5.00%	10/01/2053	3,000	3,298,932
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(i)	5.00%	03/01/2052	2,300	2,484,089
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 B, RB(e)	5.75%	11/01/2037	4,000	4,015,987
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2060	120,000	27,445,788
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2027	2,000	2,168,670
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	6,193,705
Series 2017, Ref. RB	5.00%	08/01/2039	2,355	2,503,289
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016, Ref. RB	4.00%	11/15/2034	1,000	1,151,749
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB(d)	5.00%	11/15/2039	38,800	46,467,240
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	2,111,184
Series 2019, Ref. RB	5.00%	11/01/2046	10,050	10,746,863
Series 2019, Ref. RB	5.00%	11/01/2054	1,650	1,748,691
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,351,777
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2019, Ref. RB	4.00%	12/15/2049	5,000	5,825,024
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB(i)	6.25%	10/01/2031	3,475	3,581,553
Series 2017 A, RB(i)	6.85%	10/01/2047	25,735	26,519,570
Series 2017 A, RB(i)	7.00%	10/01/2047	1,250	1,288,042
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(i)	7.00%	12/01/2050	11,000	12,701,730
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(i)	5.13%	06/01/2048	10,500	11,605,281
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB(i)	5.75%	11/01/2024	$ 1,440	$ 1,467,246
Series 2017 A, RB(i)	6.25%	11/01/2028	2,525	2,659,521
Series 2017 A, RB(i)	6.85%	11/01/2046	34,350	36,463,274
Series 2017 B, RB(f)(i)	8.50%	11/01/2046	8,000	6,000,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(i)	6.13%	02/01/2048	5,535	6,127,295
Series 2020 A, RB(i)	6.13%	02/01/2050	3,305	3,654,183
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, RB(b)(c)(i)	7.75%	06/02/2021	7,205	7,377,327
Series 2011 A, RB(b)(c)(i)	8.00%	06/02/2021	10,150	10,391,092
Series 2011 A, RB(b)(c)(i)	8.25%	06/02/2021	4,000	4,094,870
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(i)	6.25%	01/01/2038	11,000	9,437,435
Series 2018 A-1, RB(i)	6.38%	01/01/2048	16,520	13,871,991
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(i)	5.25%	05/15/2037	1,000	1,100,253
Series 2017 A, Ref. RB(i)	5.25%	05/15/2042	1,230	1,350,886
Series 2017 A, Ref. RB(i)	5.25%	05/15/2047	1,225	1,345,394
Series 2017 A, Ref. RB(i)	5.25%	05/15/2052	3,300	3,624,327
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)	7.25%	06/01/2035	6,965	7,487,163
Wisconsin (State of) Public Finance Authority (Penick Village Obligated Group); Series 2019, Ref. RB(i)	5.00%	09/01/2049	1,450	1,512,591
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.00%	12/01/2027	2,560	2,832,836
Series 2018 A, RB	5.20%	12/01/2037	17,025	19,449,372
Series 2018 A, RB	5.35%	12/01/2045	26,000	29,536,489
Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(i)	6.00%	11/15/2049	2,500	2,733,904
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.75%	04/01/2042	6,340	6,568,414
Series 2015, Ref. RB	5.88%	04/01/2045	6,400	7,343,064
Wisconsin (State of) Public Finance Authority (Voyager Foundation, Inc.);
Series 2012 A, RB(b)	5.50%	10/01/2022	210	218,791
Series 2012 A, RB(b)(c)	6.00%	10/01/2022	1,475	1,588,203
Series 2012 A, RB(b)(c)	6.20%	10/01/2022	1,300	1,403,225
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(i)	5.00%	12/01/2031	7,830	8,316,810
Series 2016, RB(i)	5.25%	12/01/2039	10,685	11,313,528
				532,252,827
Wyoming–0.05%
West Park Hospital District (West Park Hospital);
Series 2011 A, RB(b)(c)	7.00%	06/01/2021	4,890	4,890,000
Series 2011, Ref. RB(b)(c)	7.00%	06/01/2021	1,085	1,085,000
				5,975,000
Total Municipal Obligations (Cost $11,095,642,863)					12,173,574,971
U.S. Dollar Denominated Bonds & Notes–0.05%
Pennsylvania–0.05%
Talen Energy Supply LLC (Cost $6,357,274)	6.50%	06/01/2025	7,500	6,328,125
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–0.03%(t)(u)
Texas–0.03%
CarbonLITE Recycling LLC (Cost $3,179,875)	0.00%	09/05/2021	$ 3,180	$ 3,179,875
TOTAL INVESTMENTS IN SECURITIES(v)–109.92% (Cost $11,105,180,012)					12,183,082,971
FLOATING RATE NOTE OBLIGATIONS–(11.30)%
Notes with interest and fee rates ranging from 0.52% to 0.87% at 05/31/2021 and contractual maturities of collateral ranging from 11/01/2023 to 10/15/2057(w)				(1,252,540,000)
OTHER ASSETS LESS LIABILITIES–1.38%					152,737,090
NET ASSETS–100.00%					$11,083,280,061
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Fund.
(e)	Security subject to the alternative minimum tax.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $624,228,403, which represented 5.63% of the Fund’s Net Assets.
(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $1,791,959,251, which represented 16.17% of the Fund’s Net Assets.
(j)	Zero coupon bond issued at a discount.
(k)	Restricted security. The aggregate value of these securities at May 31, 2021 was $265,592,324, which represented 2.40% of the Fund’s Net Assets.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $279,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2021.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(q)	Security subject to crossover refunding.
(r)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(s)	Restructured security not accruing interest income. The aggregate value of these securities at May 31, 2021 was $287,600, which represented less than 2% of the Fund’s Net Assets.
(t)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(u)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Invesco BL Fund, Ltd.’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(v)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(w)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2021. At May 31, 2021, the Fund’s investments with a value of $2,053,276,175 are held by TOB Trusts and serve as collateral for the $1,252,540,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$12,134,944,355	$38,630,616	$12,173,574,971
U.S. Dollar Denominated Bonds & Notes	—	6,328,125	—	6,328,125
Variable Rate Senior Loan Interests	—	3,179,875	—	3,179,875
Total Investments in Securities	—	12,144,452,355	38,630,616	12,183,082,971
Other Investments - Assets
Investments Matured	—	75,159,718	756,215	75,915,933
Total Investments	$—	$12,219,612,073	$39,386,831	$12,258,998,904
Invesco High Yield Municipal Fund